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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	3/31/2008

Date of reporting period:	6/30/2007

Item 1. Schedule of Investments

INVESTMENT PORTFOLIO

June 30, 2007 (Unaudited)	Columbia Income Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 68.2%
BASIC MATERIALS — 2.8%
Chemicals — 0.5%
Chemtura Corp.
	6.875% 06/01/16	420,000	396,900
EquiStar Chemicals LP
	10.625% 05/01/11	160,000	168,400
Huntsman International LLC
	6.875% 11/15/13(a)	170,000	240,440
	7.875% 11/15/14	330,000	353,512
Ineos Group Holdings PLC
	8.500% 02/15/16(a)	500,000	488,750
Lyondell Chemical Co.
	6.875% 06/15/17	330,000	318,450
	8.000% 09/15/14	225,000	231,188
	8.250% 09/15/16	305,000	318,725
MacDermid, Inc.
	9.500% 04/15/17(a)	295,000	296,475
Mosaic Co.
	7.625% 12/01/16(a)	510,000	521,475
NOVA Chemicals Corp.
	6.500% 01/15/12	350,000	327,250
Chemicals Total			3,661,565
Forest Products & Paper — 1.3%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15	355,000	310,625
Domtar, Inc.
	7.125% 08/15/15	395,000	382,656
Georgia-Pacific Corp.
	8.000% 01/15/24	390,000	378,300
NewPage Corp.
	10.000% 05/01/12	225,000	243,000
	12.000% 05/01/13	220,000	240,350
Norske Skog
	7.375% 03/01/14	340,000	305,575
Weyerhaeuser Co.
	7.375% 03/15/32(b)	6,610,000	6,705,502
Forest Products & Paper Total			8,566,008
Metals & Mining — 1.0%
FMG Finance Ltd.
	10.625% 09/01/16(a)	635,000	755,650

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Metals & Mining — (continued)
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	870,000	928,725
Noranda Aluminium Holding Corp.
	PIK,
	11.146% 11/15/14(a)	340,000	331,500
Vale Overseas Ltd.
	6.250% 01/23/17	4,960,000	4,919,427
Metals & Mining Total			6,935,302
BASIC MATERIALS TOTAL			19,162,875
COMMUNICATIONS — 9.2%
Media — 5.0%
Atlantic Broadband Finance LLC
	9.375% 01/15/14	360,000	363,600
Cablevision Systems Corp.
	8.000% 04/15/12	355,000	350,563
CanWest MediaWorks LP
	9.250% 08/01/15(a)(c)	455,000	456,138
Charter Communications Holdings I LLC
	9.920% 04/01/14	755,000	698,375
	11.000% 10/01/15	420,000	438,375
Clear Channel Communications, Inc.
	5.500% 12/15/16	445,000	366,662
CMP Susquehanna Corp.
	10.125% 05/15/14(a)	380,000	380,000
CSC Holdings, Inc.
	7.625% 04/01/11	640,000	635,200
	7.625% 07/15/18(b)	165,000	156,750
Dex Media West LLC
	9.875% 08/15/13	1,033,000	1,105,310
DirecTV Holdings LLC
	6.375% 06/15/15	470,000	441,800
EchoStar DBS Corp.
	6.625% 10/01/14	635,000	606,425
Idearc, Inc.
	8.000% 11/15/16	390,000	393,900
Insight Midwest LP
	9.750% 10/01/09	935,000	942,012
Lamar Media Corp.
	6.625% 08/15/15	395,000	374,263

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Media — (continued)
Local TV Finance LLC
	PIK,
	9.250% 06/15/15(a)	365,000	361,350
PriMedia, Inc.
	8.000% 05/15/13	460,000	484,150
Quebecor Media, Inc.
	7.750% 03/15/16	450,000	456,750
R.H. Donnelley Corp.
	8.875% 01/15/16	190,000	197,600
Reader’s Digest Association, Inc.
	9.000% 02/15/17(a)	385,000	359,975
Telenet Group Holding NV
	(d)06/15/14(a) (11.500% 12/15/08)	390,000	368,550
Time Warner, Inc.
	5.875% 11/15/16(e)	10,415,000	10,129,639
	6.500% 11/15/36	3,445,000	3,270,921
Univision Communications, Inc.
	PIK,
	9.750% 03/15/15(a)	680,000	671,500
Viacom, Inc.
	5.750% 04/30/11	4,580,000	4,573,368
	6.875% 04/30/36	6,220,000	6,009,291
Media Total			34,592,467
Telecommunication Services — 4.2%
Cincinnati Bell, Inc.
	7.000% 02/15/15	360,000	352,800
Citizens Communications Co.
	7.875% 01/15/27	370,000	359,825
Cricket Communications, Inc.
	9.375% 11/01/14	625,000	645,312
Digicel Group Ltd.
	PIK,
	9.875% 01/15/15(a)	660,000	650,925
Dobson Cellular Systems, Inc.
	8.375% 11/01/11	300,000	313,500
	9.875% 11/01/12	305,000	328,638
Intelsat Bermuda, Ltd.
	11.250% 06/15/16	865,000	968,800
Intelsat Intermediate Holdings Co., Ltd.
	(d)02/01/15 (9.250% 02/01/10)	315,000	259,088

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
Lucent Technologies, Inc.
	6.450% 03/15/29	505,000	439,350
MetroPCS Wireless, Inc.
	9.250% 11/01/14(a)	510,000	526,575
Nextel Communications, Inc.
	6.875% 10/31/13(b)	2,495,000	2,476,360
	7.375% 08/01/15	3,510,000	3,508,494
Nordic Telephone Co. Holdings ApS
	8.875% 05/01/16(a)	385,000	408,100
Orascom Telecom Finance SCA
	7.875% 02/08/14(a)	220,000	212,762
PanAmSat Corp.
	9.000% 08/15/14	210,000	218,925
Qwest Corp.
	7.500% 10/01/14	1,030,000	1,055,750
	7.500% 06/15/23	100,000	100,000
	8.875% 03/15/12	435,000	468,713
Rural Cellular Corp.
	8.360% 06/01/13(a)(f)	340,000	338,300
	11.106% 11/01/12(f)	350,000	360,500
Sprint Capital Corp.
	8.750% 03/15/32	5,300,000	5,952,589
Syniverse Technologies, Inc.
	7.750% 08/15/13	340,000	324,700
Telefonica Emisiones SAU
	6.221% 07/03/17(c)	760,000	758,097
	7.045% 06/20/36	3,125,000	3,236,178
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	460,000	487,600
Verizon Communications, Inc.
	6.250% 04/01/37	2,645,000	2,550,380
Virgin Media Finance PLC
	8.750% 04/15/14	565,000	581,950
West Corp.
	11.000% 10/15/16(b)	435,000	454,575
Wind Acquisition Financial SA
	PIK,
	12.609% 12/21/11	546,708	559,864

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
Windstream Corp.
	8.625% 08/01/16	525,000	555,187
Telecommunication Services Total			29,453,837
COMMUNICATIONS TOTAL			64,046,304
CONSUMER CYCLICAL — 7.3%
Airlines — 0.5%
Continental Airlines, Inc.
	7.461% 04/01/15	3,737,787	3,821,887
Airlines Total			3,821,887
Apparel — 0.2%
Broder Brothers Co.
	11.250% 10/15/10	235,000	231,769
Hanesbrands, Inc.
	8.784% 12/15/14(f)	185,000	187,775
Levi Strauss & Co.
	9.750% 01/15/15	665,000	711,550
Phillips-Van Heusen Corp.
	7.250% 02/15/11	265,000	268,975
Apparel Total			1,400,069
Auto Manufacturers — 0.2%
Ford Motor Co.
	7.450% 07/16/31	485,000	387,394
General Motors Corp.
	8.375% 07/15/33(e)	795,000	725,437
Auto Manufacturers Total			1,112,831
Auto Parts & Equipment — 0.3%
ArvinMeritor, Inc.
	8.125% 09/15/15	285,000	276,094
Commercial Vehicle Group, Inc.
	8.000% 07/01/13	335,000	334,163
Goodyear Tire & Rubber Co.
	8.625% 12/01/11(a)	88,000	92,620
	9.000% 07/01/15	270,000	290,925
Hayes Lemmerz Finance Luxembourg SA
	8.250% 06/15/15(a)	340,000	461,323
TRW Automotive, Inc.
	7.000% 03/15/14(a)	420,000	400,050
Auto Parts & Equipment Total			1,855,175

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Entertainment — 0.2%
Six Flags, Inc.
	9.625% 06/01/14	370,000	343,175
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(a)	385,000	375,375
WMG Acquisition Corp.
	7.375% 04/15/14	285,000	265,050
WMG Holdings Corp.
	(d)12/15/14 (9.500% 12/15/09)	385,000	292,600
Entertainment Total			1,276,200
Home Builders — 1.3%
D.R. Horton, Inc.
	5.625% 09/15/14	4,570,000	4,215,875
	5.625% 01/15/16(b)	250,000	226,704
	6.500% 04/15/16	2,855,000	2,731,564
K. Hovnanian Enterprises, Inc.
	6.500% 01/15/14	500,000	442,500
KB Home
	5.875% 01/15/15	570,000	495,900
Lennar Corp.
	6.500% 04/15/16(b)	755,000	731,165
Home Builders Total			8,843,708
Home Furnishings — 0.1%
Sealy Mattress Co.
	8.250% 06/15/14	375,000	384,375
Home Furnishings Total			384,375
Leisure Time — 0.1%
K2, Inc.
	7.375% 07/01/14	220,000	231,550
Royal Caribbean Cruises Ltd.
	7.000% 06/15/13	440,000	441,878
Leisure Time Total			673,428
Lodging — 1.0%
Buffalo Thunder Development Authority
	9.375% 12/15/14(a)	185,000	185,000
Chukchansi Economic Development Authority
	8.000% 11/15/13(a)	365,000	372,300
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(a)	515,000	553,625

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Lodging — (continued)
Greektown Holdings LLC
	10.750% 12/01/13(a)	330,000	349,800
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	1,265,000	1,030,975
Jacobs Entertainment, Inc.
	9.750% 06/15/14	335,000	347,981
Las Vegas Sands Corp.
	6.375% 02/15/15	710,000	675,387
MGM Mirage
	7.500% 06/01/16	515,000	488,606
Mohegan Tribal Gaming Authority
	6.875% 02/15/15	275,000	267,438
Pinnacle Entertainment, Inc.
	7.500% 06/15/15(a)	575,000	554,875
	8.250% 03/15/12	75,000	77,250
Seminole Hard Rock Entertainment, Inc.
	7.860% 03/15/14(a)(f)	330,000	332,475
Snoqualmie Entertainment Authority
	9.125% 02/01/15(a)	70,000	71,750
	9.150% 02/01/14(a)(f)	70,000	70,700
Station Casinos, Inc.
	6.625% 03/15/18	405,000	348,300
	6.875% 03/01/16	600,000	529,500
Wimar Opco LLC
	9.625% 12/15/14(a)	460,000	442,750
Wynn Las Vegas LLC
	6.625% 12/01/14	425,000	409,594
Lodging Total			7,108,306
Retail — 3.4%
AmeriGas Partners LP
	7.125% 05/20/16	260,000	255,450
Asbury Automotive Group, Inc.
	7.625% 03/15/17(a)	180,000	177,300
	8.000% 03/15/14	350,000	353,500
AutoNation, Inc.
	7.000% 04/15/14	275,000	271,563
Buffets, Inc.
	12.500% 11/01/14	305,000	292,037
CVS Lease Pass-Through
	6.036% 12/10/28(a)(e)	2,448,667	2,376,505

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail — (continued)
CVS/Caremark Corp.
	5.298% 01/11/27(a)	1,377,793	1,277,724
Dave & Buster’s, Inc.
	11.250% 03/15/14	330,000	338,250
Federated Department Stores, Inc.
	6.900% 04/01/29(b)	1,580,000	1,506,448
Federated Retail Holdings, Inc.
	5.350% 03/15/12	645,000	633,676
JC Penney Corp., Inc.
	7.400% 04/01/37	4,715,000	4,961,085
KAR Holdings, Inc.
	10.000% 05/01/15(a)	275,000	268,125
Landry’s Restaurants, Inc.
	7.500% 12/15/14	155,000	150,350
Limited Brands, Inc.
	6.950% 03/01/33	2,380,000	2,234,099
Macy’s Retail Holdings, Inc.
	5.900% 12/01/16	1,470,000	1,432,705
Michaels Stores, Inc.
	11.375% 11/01/16(a)	310,000	323,950
Rite Aid Corp.
	9.375% 12/15/15(a)	550,000	528,000
United Auto Group, Inc.
	7.750% 12/15/16	310,000	308,450
Wal-Mart Stores, Inc.
	4.125% 02/15/11	4,520,000	4,339,950
	5.250% 09/01/35	1,975,000	1,726,444
Retail Total			23,755,611
Textiles — 0.0%
INVISTA
	9.250% 05/01/12(a)	230,000	243,225
Textiles Total			243,225
CONSUMER CYCLICAL TOTAL			50,474,815
CONSUMER NON-CYCLICAL — 5.2%
Agriculture — 0.1%
Alliance One International, Inc.
	8.500% 05/15/12(a)	295,000	301,638

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Agriculture — (continued)
Reynolds American, Inc.
	7.625% 06/01/16	295,000	312,343
Agriculture Total			613,981
Beverages — 0.3%
Constellation Brands, Inc.
	8.125% 01/15/12	308,000	313,390
Cott Beverages, Inc.
	8.000% 12/15/11	255,000	257,550
SABMiller PLC
	6.200% 07/01/11(a)	1,500,000	1,525,344
Beverages Total			2,096,284
Biotechnology — 0.6%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	390,000	392,925
Genentech, Inc.
	4.400% 07/15/10	3,900,000	3,793,394
Biotechnology Total			4,186,319
Commercial Services — 0.6%
ACE Cash Express, Inc.
	10.250% 10/01/14(a)	220,000	224,950
Ashtead Capital, Inc.
	9.000% 08/15/16(a)	340,000	356,150
Ashtead Holdings PLC
	8.625% 08/01/15(a)	365,000	372,300
Corrections Corp. of America
	6.250% 03/15/13	315,000	302,400
GEO Group, Inc.
	8.250% 07/15/13	480,000	495,000
Hertz Corp.
	8.875% 01/01/14	415,000	432,638
Iron Mountain, Inc.
	7.750% 01/15/15	300,000	292,500
Quebecor World Capital Corp.
	8.750% 03/15/16(a)	375,000	369,375
Quebecor World, Inc.
	9.750% 01/15/15(a)	220,000	222,750
Rental Services Corp.
	9.500% 12/01/14(a)	495,000	504,900
Service Corp. International
	6.750% 04/01/16	260,000	246,350

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Commercial Services — (continued)
United Rentals North America, Inc.
	7.750% 11/15/13	380,000	380,475
Commercial Services Total			4,199,788
Cosmetics/Personal Care — 0.1%
DEL Laboratories, Inc.
	8.000% 02/01/12(b)	325,000	312,000
Elizabeth Arden, Inc.
	7.750% 01/15/14	430,000	433,225
Cosmetics/Personal Care Total			745,225
Food — 1.3%
ConAgra Foods, Inc.
	7.000% 10/01/28	3,260,000	3,395,939
Dean Foods Co.
	7.000% 06/01/16	260,000	248,300
Dole Food Co., Inc.
	8.625% 05/01/09	305,000	304,237
Kroger Co.
	7.500% 04/01/31(b)	1,585,000	1,664,497
	8.000% 09/15/29	2,226,000	2,400,748
Pinnacle Foods Finance LLC
	9.250% 04/01/15(a)	370,000	357,050
Reddy Ice Holdings, Inc.
	(d)11/01/12 (10.500% 11/01/08)	280,000	263,200
Smithfield Foods, Inc.
	7.750% 07/01/17	340,000	340,000
Food Total			8,973,971
Healthcare Products — 0.1%
Advanced Medical Optics, Inc.
	7.500% 05/01/17(a)	175,000	165,375
Healthcare Products Total			165,375
Healthcare Services — 0.8%
Community Health Systems, Inc.
	8.875% 07/15/15(a)(c)	380,000	385,225
DaVita, Inc.
	7.250% 03/15/15	405,000	399,937
HCA, Inc.
	9.250% 11/15/16(a)	345,000	367,425
	PIK,
	9.625% 11/15/16(a)	530,000	569,750

10

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Healthcare Services — (continued)
Tenet Healthcare Corp.
	9.875% 07/01/14	645,000	638,550
UnitedHealth Group, Inc.
	3.300% 01/30/08	2,850,000	2,813,360
US Oncology Holdings, Inc.
	PIK,
	9.797% 03/15/12(a)	295,000	289,838
Healthcare Services Total			5,464,085
Household Products/Wares — 0.7%
American Greetings Corp.
	7.375% 06/01/16	355,000	358,550
Amscan Holdings, Inc.
	8.750% 05/01/14	415,000	409,812
Clorox Co.
	5.485% 12/14/07(f)	3,000,000	3,001,509
Fortune Brands, Inc.
	5.125% 01/15/11	490,000	478,147
Jarden Corp.
	7.500% 05/01/17	430,000	424,625
Jostens IH Corp.
	7.625% 10/01/12	310,000	308,450
Household Products/Wares Total			4,981,093
Pharmaceuticals — 0.6%
Elan Finance PLC
	8.875% 12/01/13	505,000	527,725
Mylan Laboratories, Inc.
	6.375% 08/15/15	375,000	386,250
NBTY, Inc.
	7.125% 10/01/15	225,000	222,750
Omnicare, Inc.
	6.750% 12/15/13	200,000	191,000
Warner Chilcott Corp.
	8.750% 02/01/15	365,000	375,038

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Pharmaceuticals — (continued)
Wyeth
	6.500% 02/01/34	2,500,000	2,570,487
Pharmaceuticals Total			4,273,250
CONSUMER NON-CYCLICAL TOTAL			35,699,371
ENERGY — 6.8%
Coal — 0.1%
Arch Western Finance LLC
	6.750% 07/01/13	360,000	345,600
Massey Energy Co.
	6.875% 12/15/13	380,000	348,175
Peabody Energy Corp.
	7.375% 11/01/16	165,000	168,300
Coal Total			862,075
Energy-Alternate Sources — 0.0%
VeraSun Energy Corp.
	9.375% 06/01/17(a)	350,000	325,500
Energy-Alternate Sources Total			325,500
Oil & Gas — 4.6%
Anadarko Petroleum Corp.
	5.950% 09/15/16	2,510,000	2,450,822
	6.450% 09/15/36	3,645,000	3,505,859
Canadian Natural Resources Ltd.
	6.250% 03/15/38	3,525,000	3,335,299
Chesapeake Energy Corp.
	6.375% 06/15/15	270,000	257,513
	7.500% 06/15/14	260,000	263,250
Cimarex Energy Co.
	7.125% 05/01/17	285,000	277,875
Energy XXI Gulf Coast, Inc.
	10.000% 06/15/13(a)(b)	340,000	330,650
Gazprom International SA
	7.201% 02/01/20	133,526	137,865
	7.201% 02/01/20(a)	2,670,513	2,757,304
Hess Corp.
	7.300% 08/15/31	1,445,000	1,549,645
Marathon Oil Corp.
	6.000% 07/01/12	1,220,000	1,236,752
Nexen, Inc.
	5.875% 03/10/35	1,600,000	1,435,883

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas — (continued)
OPTI Canada, Inc.
	8.250% 12/15/14(a)	275,000	279,125
Pemex Project Funding Master Trust
	7.875% 02/01/09	1,200,000	1,237,800
	9.125% 10/13/10	450,000	495,000
PetroHawk Energy Corp.
	9.125% 07/15/13	420,000	444,150
Petroplus Finance Ltd.
	6.750% 05/01/14(a)	75,000	72,188
	7.000% 05/01/17(a)	75,000	72,188
Pride International, Inc.
	7.375% 07/15/14	265,000	265,663
Qatar Petroleum
	5.579% 05/30/11(a)	933,345	933,106
Quicksilver Resources, Inc.
	7.125% 04/01/16	315,000	303,975
Ras Laffan Liquefied Natural Gas Co., Ltd.
	3.437% 09/15/09(a)	1,281,120	1,249,912
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16(a)	640,000	629,190
	5.838% 09/30/27(a)	1,200,000	1,113,288
Talisman Energy, Inc.
	5.850% 02/01/37	2,590,000	2,286,120
	6.250% 02/01/38	1,790,000	1,658,888
Tesoro Corp.
	6.625% 11/01/15	300,000	297,000
United Refining Co.
	10.500% 08/15/12(a)	210,000	217,350
Valero Energy Corp.
	6.625% 06/15/37	1,010,000	1,005,347
	6.875% 04/15/12	1,415,000	1,481,830
Oil & Gas Total			31,580,837
Oil & Gas Services — 0.0%
Seitel, Inc.
	9.750% 02/15/14(a)	215,000	212,850
Oil & Gas Services Total			212,850
Pipelines — 2.1%
Atlas Pipeline Partners LP
	8.125% 12/15/15	285,000	284,287

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Pipelines — (continued)
El Paso Corp.
	6.875% 06/15/14	765,000	761,173
Energy Transfer Partners LP
	6.125% 02/15/17	2,900,000	2,863,585
Kinder Morgan Energy Partners LP
	6.950% 01/15/38	1,765,000	1,782,714
MarkWest Energy Partners LP
	8.500% 07/15/16	520,000	529,100
Plains All American Pipeline LP
	6.650% 01/15/37(a)	3,825,000	3,771,289
TransCanada Pipelines Ltd.
	6.350% 05/15/67(f)	3,240,000	3,114,800
Williams Companies, Inc.
	6.375% 10/01/10(a)	520,000	521,300
	7.750% 06/15/31	80,000	84,700
	8.125% 03/15/12	635,000	673,894
Pipelines Total			14,386,842
ENERGY TOTAL			47,368,104
FINANCIALS — 28.0%
Banks — 7.7%
Barclays Bank PLC
	7.375% 06/15/49(a)(f)	3,900,000	4,162,560
Chinatrust Commercial Bank
	5.625% 12/29/49(a)(f)	825,000	784,964
HSBC Bank USA
	3.875% 09/15/09	3,290,000	3,187,836
HSBC Capital Funding LP
	9.547% 12/31/49(a)(f)	2,700,000	2,981,491
HSBC Holdings PLC
	6.500% 05/02/36	690,000	709,093
Lloyds TSB Group PLC
	6.267% 12/31/49(a)(f)	3,000,000	2,846,046
M&I Marshall & Ilsley Bank
	5.300% 09/08/11	3,625,000	3,590,305
PNC Funding Corp.
	5.125% 12/14/10	1,375,000	1,361,223
	5.625% 02/01/17	1,990,000	1,949,470
Regions Financing Trust II
	6.625% 05/15/47(f)	1,115,000	1,066,572

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Banks — (continued)
Union Planters Corp.
	4.375% 12/01/10	3,250,000	3,149,149
USB Capital IX
	6.189% 04/15/42(f)	12,930,000	13,025,475
Wachovia Bank NA
	5.850% 02/01/37	2,950,000	2,791,623
Wachovia Capital Trust III
	5.800% 03/15/42(f)	8,780,000	8,741,737
Wachovia Corp.
	4.375% 06/01/10	1,225,000	1,191,371
Wells Fargo & Co.
	5.460% 09/15/09(f)	1,800,000	1,803,812
Banks Total			53,342,727
Diversified Financial Services — 11.7%
Air 2 US
	8.027% 10/01/19(a)	630,139	652,194
American Express Co.
	6.800% 09/01/66(f)	5,000,000	5,155,595
AmeriCredit Corp.
	8.500% 07/01/15(a)	240,000	241,800
Capital One Capital IV
	6.745% 02/17/37(b)	7,505,000	6,905,373
CIT Group, Inc.
	5.850% 09/15/16	6,205,000	5,980,174
Countrywide Financial Corp.
	5.800% 06/07/12	1,625,000	1,613,553
E*Trade Financial Corp.
	8.000% 06/15/11	350,000	358,750
Ford Motor Credit Co.
	6.190% 09/28/07(f)	3,000,000	2,999,820
	7.800% 06/01/12	695,000	677,991
	8.000% 12/15/16	305,000	292,144
Fund American Companies, Inc.
	5.875% 05/15/13	1,557,000	1,531,084
General Electric Capital Corp.
	5.480% 12/15/09(f)	2,410,000	2,415,239
	6.750% 03/15/32(b)	5,040,000	5,468,239
General Motors Acceptance Corp.
	6.875% 09/15/11	1,250,000	1,229,568
	8.000% 11/01/31	955,000	976,565

15

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
Goldman Sachs Group, Inc.
	5.300% 02/14/12	9,850,000	9,693,966
International Lease Finance Corp.
	4.875% 09/01/10	1,440,000	1,411,705
	6.375% 03/15/09	1,550,000	1,574,890
JP Morgan Chase Capital XVII
	5.850% 08/01/35	2,950,000	2,681,644
LaBranche & Co., Inc.
	11.000% 05/15/12	450,000	477,000
Merrill Lynch & Co., Inc.
	5.700% 05/02/17	6,680,000	6,432,306
Morgan Stanley
	5.750% 10/18/16	6,895,000	6,735,801
PF Export Receivables Master Trust
	3.748% 06/01/13(a)	736,772	685,574
Residential Capital Corp.
	6.375% 06/30/10	2,685,000	2,650,342
Residential Capital LLC
	6.500% 06/01/12	1,725,000	1,683,243
	6.500% 04/17/13	3,975,000	3,842,152
SLM Corp.
	5.000% 10/01/13	265,000	226,102
	5.375% 05/15/14	2,290,000	1,962,372
Toll Brothers Finance Corp.
	5.150% 05/15/15	1,510,000	1,362,410
Windsor Financing LLC
	5.881% 07/15/17(a)	2,221,025	2,188,309
ZFS Finance USA Trust I
	6.500% 05/09/37(a)(f)	1,500,000	1,450,717
Diversified Financial Services Total			81,556,622
Insurance — 3.1%
Crum & Forster Holdings Corp.
	7.750% 05/01/17(a)	630,000	615,825
Hartford Financial Services Group, Inc.
	4.700% 09/01/07	2,300,000	2,297,088
HUB International Holdings, Inc.
	10.250% 06/15/15(a)	340,000	327,250
ING Groep NV
	5.775% 12/29/49(b)(f)	3,105,000	2,996,782

16

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Insurance — (continued)
Liberty Mutual Group, Inc.
	7.500% 08/15/36(a)	4,010,000	4,066,822
	7.800% 03/15/37(a)	1,200,000	1,129,837
Metlife, Inc.
	6.400% 12/15/36	6,805,000	6,303,825
Prudential Financial, Inc.
	4.750% 06/13/15	1,075,000	999,004
Prudential Insurance Co. of America
	7.650% 07/01/07(a)	2,400,000	2,400,000
USI Holdings Corp.
	9.750% 05/15/15(a)	215,000	213,925
Insurance Total			21,350,358
Real Estate — 0.8%
ERP Operating LP
	5.750% 06/15/17	3,285,000	3,220,476
Prudential Property
	6.625% 04/01/09(a)	1,800,000	1,829,623
Realogy Corp.
	10.500% 04/15/14(a)	225,000	214,312
	12.375% 04/15/15(a)(b)	225,000	205,313
Real Estate Total			5,469,724
Real Estate Investment Trusts (REITs) — 2.5%
Archstone-Smith Trust
	5.750% 03/15/16	1,820,000	1,810,582
	6.875% 02/15/08	148,250	148,266
Health Care Property Investors, Inc.
	6.300% 09/15/16	3,865,000	3,862,252
	7.072% 06/08/15	745,000	774,332
Highwoods Properties, Inc.
	5.850% 03/15/17(a)	830,000	802,805
Hospitality Properties Trust
	5.625% 03/15/17	3,040,000	2,900,996
Host Marriott LP
	6.750% 06/01/16	400,000	392,000
iStar Financial, Inc.
	5.125% 04/01/11	850,000	831,983
	8.750% 08/15/08	1,209,000	1,246,500
Liberty Property LP
	5.500% 12/15/16	2,155,000	2,070,899
Rouse Co. LP/TRC Co-Issuer, Inc.,
	6.750% 05/01/13(a)	375,000	374,667

17

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — (continued)
Simon Property Group LP
	5.875% 03/01/17(b)	2,500,000	2,486,147
Real Estate Investment Trusts (REITs) Total			17,701,429
Savings & Loans — 2.2%
Washington Mutual Bank
	5.125% 01/15/15	2,815,000	2,654,002
Washington Mutual Preferred Funding Delaware
	6.534% 03/29/49(a)(f)	11,800,000	11,388,416
Washington Mutual, Inc.
	5.250% 09/15/17	1,130,000	1,048,854
Savings & Loans Total			15,091,272
FINANCIALS TOTAL			194,512,132
INDUSTRIALS — 3.2%
Aerospace & Defense — 0.5%
DRS Technologies, Inc.
	6.625% 02/01/16	315,000	303,975
	6.875% 11/01/13	75,000	72,750
L-3 Communications Corp.
	6.375% 10/15/15	340,000	321,300
Raytheon Co.
	5.500% 11/15/12	1,800,000	1,793,077
Sequa Corp.
	9.000% 08/01/09	200,000	206,500
Systems 2001 Asset Trust
	6.664% 09/15/13(a)	590,246	611,855
Aerospace & Defense Total			3,309,457
Building Materials — 0.0%
NTK Holdings, Inc.
	(d) 03/01/14 (10.750% 09/01/09)	330,000	239,250
Building Materials Total			239,250
Electrical Components & Equipment — 0.1%
Belden CDT, Inc.
	7.000% 03/15/17(a)	480,000	472,800

18

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Electrical Components & Equipment — (continued)
General Cable Corp.
	7.125% 04/01/17(a)	170,000	168,300
	7.725% 04/01/15(a)(f)	170,000	170,000
Electrical Components & Equipment Total			811,100
Electronics — 0.1%
Flextronics International Ltd.
	6.250% 11/15/14	420,000	382,200
NXP BV/NXP Funding LLC
	9.500% 10/15/15	350,000	344,750
Electronics Total			726,950
Engineering & Construction — 0.0%
Esco Corp.
	8.625% 12/15/13(a)	180,000	189,000
Engineering & Construction Total			189,000
Environmental Control — 0.3%
Aleris International, Inc.
	10.000% 12/15/16(a)	260,000	258,050
	PIK,
	9.000% 12/15/14(a)	260,000	262,275
Allied Waste North America, Inc.
	7.125% 05/15/16	300,000	293,250
	7.875% 04/15/13	950,000	960,687
Environmental Control Total			1,774,262
Hand / Machine Tools — 0.0%
Baldor Electric Co.
	8.625% 02/15/17	245,000	259,088
Hand / Machine Tools Total			259,088
Machinery-Construction & Mining — 0.0%
Terex Corp.
	7.375% 01/15/14	305,000	305,000
Machinery-Construction & Mining Total			305,000
Machinery-Diversified — 0.1%
Columbus McKinnon Corp.
	8.875% 11/01/13	295,000	311,963
Manitowoc Co., Inc.
	7.125% 11/01/13	300,000	300,750
Machinery-Diversified Total			612,713
Miscellaneous Manufacturing — 0.4%
American Railcar Industries, Inc.
	7.500% 03/01/14	295,000	293,525

19

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Miscellaneous Manufacturing — (continued)
Bombardier, Inc.
	6.300% 05/01/14(a)	610,000	579,500
Koppers Holdings, Inc.
	(d)11/15/14 (9.875% 11/15/09)	390,000	333,450
Nutro Products, Inc.
	10.750% 04/15/14(a)	350,000	406,715
Trinity Industries, Inc.
	6.500% 03/15/14	950,000	928,625
Miscellaneous Manufacturing Total			2,541,815
Packaging & Containers — 0.4%
Berry Plastics Holding Corp.
	10.250% 03/01/16(b)	365,000	365,000
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	450,000	452,250
Jefferson Smurfit Corp.
	8.250% 10/01/12	370,000	367,225
Owens-Brockway Glass Container, Inc.
	6.750% 12/01/14	1,200,000	1,170,000
Solo Cup Co.
	8.500% 02/15/14	215,000	188,125
Packaging & Containers Total			2,542,600
Transportation — 1.3%
BNSF Funding Trust I
	6.613% 12/15/55(f)	1,730,000	1,580,262
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36(b)	1,315,000	1,266,943
	7.950% 08/15/30	945,000	1,102,592
CHC Helicopter Corp.
	7.375% 05/01/14	385,000	366,712
Navios Maritime Holdings, Inc.
	9.500% 12/15/14(a)	325,000	344,500
PHI, Inc.
	7.125% 04/15/13	315,000	300,825
QDI LLC
	9.000% 11/15/10	245,000	237,650
Ship Finance International Ltd.
	8.500% 12/15/13	420,000	432,600

20

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Transportation — (continued)
Stena AB
	7.500% 11/01/13	670,000	676,700
TFM SA de CV
	9.375% 05/01/12	370,000	395,900
Union Pacific Corp.
	6.650% 01/15/11	2,010,000	2,073,309
Transportation Total			8,777,993
INDUSTRIALS TOTAL			22,089,228
TECHNOLOGY — 0.3%
Computers — 0.0%
Sungard Data Systems, Inc.
	9.125% 08/15/13	300,000	307,125
Computers Total			307,125
Semiconductors — 0.2%
Advanced Micro Devices, Inc.
	7.750% 11/01/12	250,000	235,625
Freescale Semiconductor, Inc.
	10.125% 12/15/16(a)(b)	780,000	733,200
	PIK,
	9.125% 12/15/14(a)	505,000	474,700
Semiconductors Total			1,443,525
Software — 0.1%
Open Solutions, Inc.
	9.750% 02/01/15(a)	435,000	439,350
Software Total			439,350
TECHNOLOGY TOTAL			2,190,000
UTILITIES — 5.4%
Electric — 4.8%
AES Corp.
	7.750% 03/01/14	485,000	486,212
Alabama Power Co.
	5.550% 08/25/09(f)	2,540,000	2,547,816
American Electric Power Co., Inc.
	5.250% 06/01/15(b)	1,825,000	1,750,244
Calpine Generating Co. LLC
	13.216% 04/01/11(g)	245,000	96,775
CMS Energy Corp.
	6.875% 12/15/15	200,000	202,617
	8.500% 04/15/11	125,000	132,952

21

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Electric — (continued)
Commonwealth Edison Co.
	5.900% 03/15/36	690,000	637,819
	5.950% 08/15/16	4,015,000	3,930,605
	6.950% 07/15/18	1,410,000	1,395,556
Dominion Resources, Inc.
	5.660% 09/28/07(f)	1,350,000	1,350,310
Dynegy Holdings, Inc.
	7.125% 05/15/18	480,000	427,200
Edison Mission Energy
	7.000% 05/15/17(a)	405,000	381,712
FPL Energy American Wind LLC
	6.639% 06/20/23(a)	1,143,525	1,161,833
FPL Energy National Wind LLC
	5.608% 03/10/24(a)	209,217	202,918
Hydro Quebec
	8.500% 12/01/29	1,620,000	2,173,807
Kiowa Power Partners LLC
	5.737% 03/30/21(a)	1,190,000	1,142,495
MidAmerican Energy Holdings Co.
	5.875% 10/01/12	2,700,000	2,723,293
Mirant Mid Atlantic LLC
	8.625% 06/30/12	88,706	93,141
Mirant North America LLC
	7.375% 12/31/13	435,000	444,787
NRG Energy, Inc.
	7.250% 02/01/14	300,000	300,750
	7.375% 02/01/16	300,000	300,750
	7.375% 01/15/17	145,000	145,544
NSG Holdings LLC
	7.750% 12/15/25(a)	320,000	323,200
Oncor Electric Delivery Co.
	7.250% 01/15/33	1,800,000	1,949,769
Pacific Gas & Electric Co.
	6.050% 03/01/34	2,500,000	2,421,722
Progress Energy, Inc.
	7.100% 03/01/11	2,360,000	2,472,943
	7.750% 03/01/31	2,200,000	2,543,462
Reliant Energy, Inc.
	7.875% 06/15/17(b)	210,000	204,225

22

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Electric — (continued)
Southern Power Co.
	6.375% 11/15/36	600,000	570,397
Tenaska Alabama II Partners LP
	6.125% 03/30/23(a)	1,063,454	1,054,808
Electric Total			33,569,662
Gas — 0.6%
Atmos Energy Corp.
	6.350% 06/15/17	1,585,000	1,598,282
Nakilat, Inc.
	6.067% 12/31/33(a)	1,385,000	1,297,828
Southern California Gas Co.
	5.530% 12/01/09(f)	1,055,000	1,057,011
Gas Total			3,953,121
UTILITIES TOTAL			37,522,783

	Total Corporate Fixed-Income Bonds & Notes (cost of $483,800,279)		473,065,612
Government & Agency Obligations — 12.2%
FOREIGN GOVERNMENT OBLIGATIONS — 3.7%
European Investment Bank
	5.125% 05/30/17(b)	4,555,000	4,461,354
Export-Import Bank of Korea
	4.625% 03/16/10	1,550,000	1,516,692
Province of Manitoba
	5.000% 02/15/12	100,000	98,942
Province of New Brunswick
	5.200% 02/21/17	1,600,000	1,568,475
Province of Nova Scotia
	5.125% 01/26/17	3,000,000	2,924,730
Province of Ontario
	5.000% 10/18/11	505,000	499,980
	5.450% 04/27/16(b)	7,000,000	7,011,529
Province of Ontario Canada
	4.950% 06/01/12	90,000	88,726
Province of Quebec
	5.000% 03/01/16(b)	3,835,000	3,700,227
State of Qatar
	9.750% 06/15/30(a)	1,650,000	2,367,750

23

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Swedish Export Credit
	5.125% 03/01/17	1,280,000	1,246,651
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			25,485,056
U.S. GOVERNMENT AGENCIES — 1.8%
Federal Home Loan Bank
	5.300% 01/16/09	3,250,000	3,250,019
Federal Home Loan Bank System
	4.850% 02/15/08	2,265,000	2,257,566
Federal Home Loan Mortgage Corp.
	5.000% 12/14/18(b)	2,900,000	2,725,182
	5.750% 06/27/16	1,750,000	1,762,198
Federal National Mortgage Association
	6.000% 04/18/36	2,775,000	2,737,377
U.S. GOVERNMENT AGENCIES TOTAL			12,732,342
U.S. GOVERNMENT OBLIGATIONS — 0.5%
U.S. Treasury Notes
	4.625% 02/29/12(b)	3,660,000	3,613,108
U.S. GOVERNMENT OBLIGATIONS TOTAL			3,613,108
U.S. TREASURY BONDS — 6.2%
U.S. Treasury Bonds
	4.500% 05/15/17(b)(h)	29,710,000	28,484,463
	4.500% 02/15/36(b)	14,920,000	13,509,597
	7.250% 08/15/22(b)	700,000	847,383
U.S. TREASURY BONDSTOTAL			42,841,443

	Total Government & Agency Obligations (cost of $85,547,772)		84,671,949
Asset-Backed Securities — 6.7%
AmeriCredit Automobile Receivables Trust
	3.930% 10/06/11	2,700,000	2,671,692
Bay View Auto Trust
	4.550% 02/25/14	600,000	593,617
	5.310% 06/25/14	1,110,000	1,101,869
Capital Auto Receivables Asset Trust
	5.500% 04/20/10(a)	1,250,000	1,247,355
Citicorp Residential Mortgage Securities, Inc.
	5.892% 03/25/37	3,300,000	3,219,834
	6.080% 06/25/37	4,000,000	3,999,960

24

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Citigroup Mortgage Loan Trust, Inc.
	5.517% 08/25/35	1,200,000	1,172,995
	5.598% 03/25/36	1,000,000	992,428
	5.666% 08/25/35	1,000,000	972,633
Countrywide Asset-Backed Certificates
	5.430% 06/25/21(f)	1,799,966	1,799,961
Ford Credit Auto Owner Trust
	5.470% 09/15/12	4,000,000	3,946,406
	5.680% 06/15/12	1,500,000	1,496,382
GE Equipment Small Ticket LLC
	4.620% 12/22/14(a)	424,226	419,805
	5.120% 06/22/15(a)	1,481,768	1,482,010
Green Tree Financial Corp.
	6.870% 01/15/29	625,487	638,031
GS Auto Loan Trust
	4.980% 11/15/13	1,028,339	1,023,649
Harley-Davidson Motorcycle Trust
	5.540% 04/15/15	1,400,000	1,393,646
J P Morgan Mtg Acquisition 2007 Ch5 Ctf Cl A 3
	5.430% 10/01/32 (c)(f)	1,800,000	1,800,000
JPMorgan Auto Receivables Trust
	5.610% 12/15/14(a)	2,966,378	2,978,479
JPMorgan Mortgage Acquisition Corp.
	5.627% 10/25/35	1,550,000	1,544,269
Pinnacle Capital Asset Trust
	5.770% 05/25/10(a)	1,500,000	1,496,875
Popular ABS Mortgage Pass-Through Trust
	5.410% 06/25/47(f)	1,977,522	1,976,372
Residential Asset Mortgage Products, Inc.
	4.120% 06/25/33	387,839	372,554
Residential Asset Securities Corp.
	5.430% 06/25/36(f)	2,000,000	1,999,809
Residential Funding Mortgage Securities II, Inc.
	5.110% 09/25/35	1,500,000	1,385,018
Small Business Administration
	5.570% 03/01/26	1,126,574	1,120,279
Wachovia Auto Loan Owner Trust
	5.650% 02/20/13	2,500,000	2,482,150

25

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
WFS Financial Owner Trust
	4.760% 05/17/13	1,200,000	1,180,816

	Total Asset-Backed Securities (cost of $46,954,390)		46,508,894
Collateralized Mortgage Obligations — 5.0%
AGENCY — 0.2%
Government National Mortgage Association
	4.954% 05/16/31	1,365,000	1,281,818
AGENCY TOTAL			1,281,818
NON - AGENCY — 4.8%
Citicorp Mortgage Securities, Inc.
	5.959% 05/25/37(f)	1,498,647	1,429,334
Citigroup Mortgage Loan Trust, Inc.
	5.837% 11/25/36(f)	4,221,144	4,221,733
Countrywide Alternative Loan Trust
	5.000% 03/25/20	3,859,677	3,790,774
	5.500% 09/25/35	2,136,467	2,009,461
First Horizon Alternative Mortgage Securities
	5.978% 05/25/36(f)	990,684	949,506
GS Mortgage Securities Corp. II
	5.993% 08/10/45(c)(f)	7,700,000	7,700,000
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.747% 02/12/49(f)	7,495,000	7,406,559
Merrill Lynch / Countrywide Commercial Mortgage Trust
	5.750% 06/12/50	2,950,000	2,921,001
Nomura Asset Acceptance Corp.
	5.420% 08/25/36(f)	543,451	543,575
Residential Accredit Loans, Inc.
	5.500% 02/25/35	1,973,477	1,926,741
Wachovia Mortgage Loan Trust LLC
	5.422% 05/20/36(f)	498,223	485,468
NON - AGENCY TOTAL			33,384,152

	Total Collateralized Mortgage Obligations (cost of $35,004,500)		34,665,970
Mortgage-Backed Securities — 2.8%
Federal Home Loan Mortgage Corp.
	5.500% 07/01/21	2,054,998	2,024,509

26

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
Federal National Mortgage Association
	6.500% 11/01/36	1,796,574	1,814,048
	9.000% 07/01/19	250	254
	9.000% 06/01/20	52,824	56,654
	TBA,:
	5.000% 07/17/22(c)	1,800,000	1,739,250
	5.000% 07/12/37(c)	1,716,000	1,607,678
	5.500% 07/12/37(c)	12,780,000	12,324,712
Government National Mortgage Association
	10.000% 10/15/17	3,916	4,318
	10.000% 01/15/19	329	363
	10.500% 01/15/16	9,820	10,873
	10.500% 04/15/20	2,197	2,450
	10.500% 05/15/20	7,129	7,952
	11.500% 05/15/13	6,352	7,013
	12.500% 11/15/10	3,543	3,862
	12.500% 10/15/13	2,041	2,251
	12.500% 11/15/13	2,934	3,253
	12.500% 12/15/13	7,709	8,548
	13.000% 04/15/11	30	33
	14.000% 08/15/11	1,830	2,058

	Total Mortgage-Backed Securities (cost of $19,745,329)		19,620,079

		Par ($)	Value ($)
Municipal Bonds — 0.1%
VIRGINIA — 0.1%
VA Tobacco Settlement Financing Corp.
	Series 2007 A1,
	6.706% 06/01/46	425,000	407,809
VIRGINIA TOTAL			407,809
	Total Municipal Bonds (cost of $424,958)		407,809

		Par ($)	Value ($)
Securities Lending Collateral — 10.7%
	State Street Navigator Securities Lending Prime Portfolio (i)	74,510,341	74,510,341

	Total Securities Lending Collateral (cost of $74,510,341)		74,510,341
Short-Term Obligations — 7.9%
REPURCHASE AGREEMENT — 7.3%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due 07/02/07 at 4.160%, collateralized by a U.S. Treasury Obligation maturing 02/15/21, market value $52,235,250 (repurchase proceeds $51,226,752) (cost $51,209,000)	51,209,000	51,209,000

27

		Par ($)	Value ($)
COMMERCIAL PAPER — 0.6%
Carrera Capital Finance LLC
	5.250% 08/02/07	600,000	597,200
FCAR Owner Trust II
	5.300% 08/22/07	2,000,000	1,984,834
Solitaire Funding LLC
	5.350% 08/23/07	1,500,000	1,488,428
COMMERCIAL PAPER TOTAL			4,070,462

	Total Short-Term Obligations (cost of $55,279,462)		55,279,462

28

Total Investments — 113.6% (cost of $801,267,031)(j)(k)	788,730,116

Other Assets & Liabilities, Net — (13.6)%	(94,797,130)

Net Assets — 100.0%	693,932,986

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Credit default swaps are mark to market daily based upon quotations from market makers.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities, which are not illiquid, amounted to $95,096,872, which represents 13.7% of net assets.

(b)	All or a portion of this security was on loan at June 30, 2007. The total market value of securities on loan at June 30, 2007 is $73,534,877.

(c)	Security purchased on a delayed delivery basis.

29

(d)	Step bond. The coupon on this bond will change to the coupon shown in the parentheses on the date indicated

(e)	A portion of this security is pledged as collateral for credit default swaps.

(f)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2007.

(g)

The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is not being accrued June 30, 2007 the value of this security represents less than 0.1% of net assets.

(h)	A portion of this security is pledged as collateral for open futures contracts. At June 30, 2007, the total market value of securities pledged amounted to $431,438.

(i)	Investment made with cash collateral received from securities lending activity.

(j)	Cost for federal income tax purposes is $802,159,276.

(k)	Unrealized appreciation and depreciation at June 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$3,475,924	$(16,905,084)	$(13,429,160)

At June 30, 2007, the Fund held the following open short futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
U.S. Treasury Bonds	243	$ 26,183,250	$ 26,357,117	Sep.-2007	$ 173,867

At June 30, 2007, the Fund had entered into the following foreign forward currency exchange contract:

Forward Curency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
EUR	$691,831	$680,610	07/18/07	$(11,221)

At June 30, 2007, the Fund sold the following credit default  swap contracts:

Swap Counterparty	Referenced Obligation	Buy/Sale Protection	Receive/Pay Fixed Rate	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
	Ford Motor Co.
Morgan Stanley	7.450% 07/16/31	Sale	3.000%	06/20/09	$500,000	$2,166
	SLM Corp.
Morgan Stanley	5.125% 08/27/12	Sale	2.190%	06/20/17	700,000	(66,519)
	Toll Brothers Inc.
Merrill	6.875% 11/15/12	Sale	1.070%	09/20/12	1,250,000	(7,390)
	The Kroger Co.
Morgan Stanley	5.500% 02/01/13	Buy	(0.440)%	09/20/12	2,500,000	2,793
						(68,950)

Acronym	Name

EUR	Euro
PIK	Payment-In-Kind
TBA	To Be Announced

30

INVESTMENT PORTFOLIO

June 30, 2007 (Unaudited)	Columbia Intermediate Bond Fund

		Par ($)		Value ($)*
Corporate Fixed-Income Bonds & Notes – 40.0%
BASIC MATERIALS – 1.1%
Chemicals – 0.2%
Chemtura Corp.
	6.875% 06/01/16	545,000		515,025
EquiStar Chemicals LP
	10.625% 05/01/11	271,000		285,227
Huntsman International LLC
	6.875% 11/15/13(a)	EUR	205,000	289,943
	7.875% 11/15/14	245,000		262,456
Ineos Group Holdings PLC
	8.500% 02/15/16(a)	500,000		488,750
Lyondell Chemical Co.
	6.875% 06/15/17(b)	425,000		410,125
	8.000% 09/15/14	265,000		272,288
	8.250% 09/15/16	385,000		402,325
MacDermid, Inc.
	9.500% 04/15/17(a)	380,000		381,900
Mosaic Co.
	7.625% 12/01/16(a)	665,000		679,962
NOVA Chemicals Corp.
	6.500% 01/15/12	470,000		439,450
Chemicals Total				4,427,451
Forest Products & Paper – 0.4%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15	445,000		389,375
Domtar, Inc.
	7.125% 08/15/15	505,000		489,219
Georgia-Pacific Corp.
	8.000% 01/15/24	500,000		485,000
NewPage Corp.
	10.000% 05/01/12	280,000		302,400
	12.000% 05/01/13	275,000		300,438
Norske Skog
	7.375% 03/01/14	360,000		323,550
Weyerhaeuser Co.
	7.375% 03/15/32(b)	7,405,000		7,511,987
Forest Products & Paper Total				9,801,969
Metals & Mining – 0.5%
FMG Finance Ltd.
	10.625% 09/01/16(a)	795,000		946,050

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Metals & Mining – (continued)
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	1,120,000	1,195,600
Noranda Aluminium Holding Corp.
	PIK,
	11.146% 11/15/14(a)	430,000	419,250
Vale Overseas Ltd.
	6.250% 01/23/17	8,435,000	8,366,002
Metals & Mining Total			10,926,902
BASIC MATERIALS TOTAL			25,156,322
COMMUNICATIONS – 3.9%
Media – 2.1%
Atlantic Broadband Finance LLC
	9.375% 01/15/14	470,000	474,700
Cablevision Systems Corp.
	8.000% 04/15/12	455,000	449,313
CanWest MediaWorks LP
	9.250% 08/01/15(a)(c)	550,000	551,375
Charter Communications Holdings I LLC
	9.920% 04/01/14	940,000	869,500
	11.000% 10/01/15	500,000	521,875
Clear Channel Communications, Inc.
	5.500% 12/15/16	545,000	449,058
CMP Susquehanna Corp.
	9.875% 05/15/14(a)	475,000	475,000
Comcast MO of Delaware LLC
	9.000% 09/01/08	10,000,000	10,378,600
CSC Holdings, Inc.
	7.625% 04/01/11	805,000	798,962
	7.625% 07/15/18	215,000	204,250
DirecTV Holdings LLC
	6.375% 06/15/15	595,000	559,300
EchoStar DBS Corp.
	6.625% 10/01/14	195,000	186,225
Idearc, Inc.
	8.000% 11/15/16	505,000	510,050
Lamar Media Corp.
	6.625% 08/15/15	475,000	450,063
Local TV Finance LLC
	PIK,
	9.250% 06/15/15(a)	475,000	470,250

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
PriMedia, Inc.
	8.000% 05/15/13	560,000	589,400
Quebecor Media, Inc.
	7.750% 03/15/16	565,000	573,475
R.H. Donnelley Corp.
	8.875% 01/15/16	1,655,000	1,721,200
Reader’s Digest Association, Inc.
	9.000% 02/15/17(a)	510,000	476,850
Sinclair Broadcast Group, Inc.
	8.000% 03/15/12	23,000	23,690
Time Warner, Inc.
	5.875% 11/15/16	11,080,000	10,776,419
	6.500% 11/15/36	7,875,000	7,477,068
Univision Communications, Inc.
	PIK,
	9.750% 03/15/15(a)	830,000	819,625
Viacom, Inc.
	5.750% 04/30/11	4,760,000	4,753,108
	6.875% 04/30/36	3,570,000	3,449,063
Media Total			48,008,419
Telecommunication Services – 1.8%
Cincinnati Bell, Inc.
	7.000% 02/15/15	465,000	455,700
Citizens Communications Co.
	7.875% 01/15/27	475,000	461,938
Cricket Communications, Inc.
	9.375% 11/01/14	790,000	815,675
Digicel Group Ltd.
	PIK,
	9.875% 01/15/15(a)(b)	855,000	843,244
Dobson Cellular Systems, Inc.
	9.875% 11/01/12	255,000	274,763
Intelsat Bermuda, Ltd.
	11.250% 06/15/16	1,070,000	1,198,400
Intelsat Intermediate Holdings Co., Ltd.
	(d) 02/01/15 (9.250% 02/01/10)	395,000	324,888
Lucent Technologies, Inc.
	6.450% 03/15/29	500,000	435,000
MetroPCS Wireless, Inc.
	9.250% 11/01/14(a)	615,000	634,987

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Nextel Communications, Inc.
	6.875% 10/31/13	5,235,000	5,195,889
	7.375% 08/01/15	6,310,000	6,307,293
Nordic Telephone Co. Holdings ApS
	8.875% 05/01/16(a)	500,000	530,000
Orascom Telecom Finance SCA
	7.875% 02/08/14(a)	280,000	270,788
Qwest Corp.
	7.500% 06/15/23	515,000	515,000
	8.875% 03/15/12	585,000	630,337
Rural Cellular Corp.
	8.360% 06/01/13(a)(e)	350,000	348,250
	11.106% 11/01/12(e)	450,000	463,500
Sprint Capital Corp.
	8.750% 03/15/32	5,785,000	6,497,307
Syniverse Technologies, Inc.
	7.750% 08/15/13	430,000	410,650
Telefonica Emisiones SAU
	6.221% 07/03/17	2,880,000	2,872,788
	7.045% 06/20/36	4,340,000	4,494,404
Telenet Group Holding NV
	(d) 06/15/14(a)
	(11.500% 12/15/08)	490,000	463,050
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	590,000	625,400
Verizon Communications, Inc.
	6.250% 04/01/37(b)	4,105,000	3,958,152
Virgin Media Finance PLC
	8.750% 04/15/14	720,000	741,600
West Corp.
	11.000% 10/15/16(b)	560,000	585,200
Wind Acquisition Financial SA
	PIK,
	12.609% 12/21/11	711,752	728,879

		Par ($)		Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Windstream Corp.
	8.625% 08/01/16	700,000		740,250
Telecommunication Services Total				41,823,332
COMMUNICATIONS TOTAL				89,831,751
CONSUMER CYCLICAL – 4.1%
Airlines – 0.3%
Continental Airlines, Inc.
	6.940% 10/15/13	978,259		980,705
	7.461% 04/01/15	5,188,866		5,305,615
Airlines Total				6,286,320
Apparel – 0.1%
Broder Brothers Co.
	11.250% 10/15/10	290,000		286,013
Hanesbrands, Inc.
	8.784% 12/15/14(e)	240,000		243,600
Levi Strauss & Co.
	9.750% 01/15/15	865,000		925,550
Phillips-Van Heusen Corp.
	7.250% 02/15/11	235,000		238,525
Apparel Total				1,693,688
Auto Manufacturers – 0.3%
DaimlerChrysler NA Holding Corp.
	5.840% 09/10/07(e)	6,000,000		6,004,758
Ford Motor Co.
	7.450% 07/16/31	630,000		503,212
General Motors Corp.
	8.375% 07/15/33	1,020,000		930,750
Auto Manufacturers Total				7,438,720
Auto Parts & Equipment – 0.1%
ArvinMeritor, Inc.
	8.125% 09/15/15	365,000		353,594
Commercial Vehicle Group, Inc.
	8.000% 07/01/13	435,000		433,912
Goodyear Tire & Rubber Co.
	8.625% 12/01/11(a)	107,000		112,618
	9.000% 07/01/15	334,000		359,885
Hayes Lemmerz Finance Luxembourg SA
	8.250% 06/15/15(a)	EUR	440,000	597,006

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Auto Parts & Equipment – (continued)
TRW Automotive, Inc.
	7.000% 03/15/14(a)	540,000	514,350
Auto Parts & Equipment Total			2,371,365
Entertainment – 0.1%
Six Flags, Inc.
	9.625% 06/01/14	470,000	435,925
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(a)	500,000	487,500
WMG Acquisition Corp.
	7.375% 04/15/14	370,000	344,100
WMG Holdings Corp.
	(d) 12/15/14
	(9.500% 12/15/09)	485,000	368,600
Entertainment Total			1,636,125
Home Builders – 0.7%
D.R. Horton, Inc.
	5.625% 09/15/14(b)	3,850,000	3,551,667
	5.625% 01/15/16	620,000	562,226
	6.500% 04/15/16	6,665,000	6,376,839
K. Hovnanian Enterprises, Inc.
	6.500% 01/15/14	500,000	442,500
KB Home
	5.875% 01/15/15	345,000	300,150
Lennar Corp.
	6.500% 04/15/16(b)	1,620,000	1,568,857
Toll Brothers Finance Corp.
	5.150% 05/15/15 (f)	3,240,000	2,923,316
Home Builders Total			15,725,555
Home Furnishings – 0.0%
Sealy Mattress Co.
	8.250% 06/15/14	475,000	486,875
Home Furnishings Total			486,875
Leisure Time – 0.0%
K2, Inc.
	7.375% 07/01/14	270,000	284,175
Royal Caribbean Cruises Ltd.
	7.000% 06/15/13	310,000	311,323
Leisure Time Total			595,498

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – 0.4%
Buffalo Thunder Development Authority
	9.375% 12/15/14(a)	240,000	240,000
Chukchansi Economic Development Authority
	8.000% 11/15/13(a)	465,000	474,300
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(a)	665,000	714,875
Greektown Holdings LLC
	10.750% 12/01/13(a)	425,000	450,500
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	2,950,000	2,404,250
Jacobs Entertainment, Inc.
	9.750% 06/15/14	425,000	441,469
Las Vegas Sands Corp.
	6.375% 02/15/15	915,000	870,394
MGM Mirage
	7.500% 06/01/16	665,000	630,919
Mohegan Tribal Gaming Authority
	6.875% 02/15/15	255,000	247,987
Pinnacle Entertainment, Inc.
	7.500% 06/15/15(a)	730,000	704,450
	8.250% 03/15/12	95,000	97,850
Seminole Hard Rock Entertainment, Inc.
	7.860% 03/15/14(a)(e)	420,000	423,150
Snoqualmie Entertainment Authority
	9.125% 02/01/15(a)	90,000	92,250
	9.150% 02/01/14(a)(e)	90,000	90,900
Station Casinos, Inc.
	6.875% 03/01/16	1,335,000	1,178,137
Wimar Opco LLC
	9.625% 12/15/14(a)	560,000	539,000
Lodging Total			9,600,431
Retail – 2.1%
AmeriGas Partners LP
	7.125% 05/20/16	465,000	456,862
Asbury Automotive Group, Inc.
	7.625% 03/15/17(a)	365,000	359,525
Buffets, Inc.
	12.500% 11/01/14	355,000	339,913

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
CVS/Caremark Corp.
	5.298% 01/11/27(a)	4,392,323	4,073,309
	6.036% 12/10/28(a)(f)	5,649,247	5,482,764
Dave & Buster’s, Inc.
	11.250% 03/15/14	415,000	425,375
Federated Department Stores, Inc.
	6.900% 04/01/29	3,430,000	3,270,327
Federated Retail Holdings, Inc.
	5.350% 03/15/12	1,250,000	1,228,055
JC Penney Corp., Inc.
	7.400% 04/01/37(b)	4,870,000	5,124,175
KAR Holdings, Inc.
	10.000% 05/01/15(a)	355,000	346,125
Landry’s Restaurants, Inc.
	7.500% 12/15/14	200,000	194,000
Limited Brands, Inc.
	6.950% 03/01/33	3,045,000	2,858,332
Macy’s Retail Holdings, Inc.
	5.900% 12/01/16	3,185,000	3,104,193
May Department Stores Co.
	3.950% 07/15/07	12,000,000	11,993,760
Michaels Stores, Inc.
	11.375% 11/01/16(a)	365,000	381,425
Rite Aid Corp.
	9.375% 12/15/15(a)	700,000	672,000
United Auto Group, Inc.
	7.750% 12/15/16	395,000	393,025
Wal-Mart Stores, Inc.
	4.125% 02/15/11	3,245,000	3,115,739
	5.250% 09/01/35	5,880,000	5,139,996
Retail Total			48,958,900

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Textiles – 0.0%
INVISTA
	9.250% 05/01/12(a)	295,000	311,963
Textiles Total			311,963
CONSUMER CYCLICAL TOTAL			95,105,440
CONSUMER NON-CYCLICAL – 3.6%
Agriculture – 0.0%
Alliance One International, Inc.
	8.500% 05/15/12(a)	370,000	378,325
Reynolds American, Inc.
	7.625% 06/01/16	385,000	407,635
Agriculture Total			785,960
Beverages – 0.7%
Coca-Cola Enterprises, Inc.
	4.375% 09/15/09	10,000,000	9,799,070
Constellation Brands, Inc.
	8.125% 01/15/12	335,000	340,862
Cott Beverages, Inc.
	8.000% 12/15/11	110,000	111,100
SABMiller PLC
	6.200% 07/01/11(a)	4,860,000	4,942,115
Beverages Total			15,193,147
Biotechnology – 0.2%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	480,000	483,600
Genentech, Inc.
	4.400% 07/15/10	4,200,000	4,085,193
Biotechnology Total			4,568,793
Commercial Services – 0.2%
ACE Cash Express, Inc.
	10.250% 10/01/14(a)	280,000	286,300
Ashtead Capital, Inc.
	9.000% 08/15/16(a)	1,000,000	1,047,500
Corrections Corp. of America
	6.250% 03/15/13	440,000	422,400
GEO Group, Inc.
	8.250% 07/15/13	605,000	623,906
Hertz Corp.
	8.875% 01/01/14	525,000	547,312
Iron Mountain, Inc.
	7.750% 01/15/15	225,000	219,375

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Quebecor World Capital Corp.
	8.750% 03/15/16(a)	490,000	482,650
Quebecor World, Inc.
	9.750% 01/15/15(a)	110,000	111,375
Rental Services Corp.
	9.500% 12/01/14(a)	610,000	622,200
Service Corp. International
	6.750% 04/01/16	320,000	303,200
United Rentals North America, Inc.
	7.750% 11/15/13	495,000	495,619
Commercial Services Total			5,161,837
Cosmetics/Personal Care – 0.0%
DEL Laboratories, Inc.
	8.000% 02/01/12(b)	415,000	398,400
Elizabeth Arden, Inc.
	7.750% 01/15/14	565,000	569,237
Cosmetics/Personal Care Total			967,637
Food – 0.6%
ConAgra Foods, Inc.
	7.000% 10/01/28(b)	4,880,000	5,083,491
Dean Foods Co.
	7.000% 06/01/16	520,000	496,600
Dole Food Co., Inc.
	8.625% 05/01/09	375,000	374,063
Kroger Co.
	7.500% 04/01/31(b)	3,480,000	3,654,543
	8.000% 09/15/29 (f)	1,865,000	2,011,408
Pinnacle Foods Finance LLC
	9.250% 04/01/15(a)	480,000	463,200
Reddy Ice Holdings, Inc.
	(d) 11/01/12
	(10.500% 11/01/08)	340,000	319,600
Smithfield Foods, Inc.
	7.750% 07/01/17	420,000	420,000
Food Total			12,822,905

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Products – 0.0%
Advanced Medical Optics, Inc.
	7.500% 05/01/17(a)	225,000	212,625
Healthcare Products Total			212,625
Healthcare Services – 0.5%
Community Health Systems, Inc.
	8.875% 07/15/15(a)(c)	455,000	461,256
DaVita, Inc.
	7.250% 03/15/15	520,000	513,500
HCA, Inc.
	9.250% 11/15/16(a)	430,000	457,950
	PIK,
	9.625% 11/15/16(a)	675,000	725,625
Tenet Healthcare Corp.
	9.875% 07/01/14	840,000	831,600
U.S. Oncology Holdings, Inc.
	PIK,
	9.797% 03/15/12(a)	375,000	368,438
UnitedHealth Group, Inc.
	3.300% 01/30/08	8,250,000	8,143,938
Healthcare Services Total			11,502,307
Household Products/Wares – 1.0%
American Greetings Corp.
	7.375% 06/01/16	460,000	464,600
Amscan Holdings, Inc.
	8.750% 05/01/14	540,000	533,250
Clorox Co.
	5.485% 12/14/07(e)	15,000,000	15,007,545
Fortune Brands, Inc.
	5.125% 01/15/11	5,215,000	5,088,849
Jarden Corp.
	7.500% 05/01/17	565,000	557,938
Jostens IH Corp.
	7.625% 10/01/12	375,000	373,125
Household Products/Wares Total			22,025,307
Pharmaceuticals – 0.4%
Elan Finance PLC
	8.875% 12/01/13	650,000	679,250
Mylan Laboratories, Inc.
	6.375% 08/15/15	480,000	494,400
NBTY, Inc.
	7.125% 10/01/15	275,000	272,250

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
Omnicare, Inc.
	6.750% 12/15/13	105,000	100,275
Warner Chilcott Corp.
	8.750% 02/01/15	470,000	482,925
Wyeth
	5.500% 02/01/14	1,640,000	1,616,359
	5.500% 02/15/16	5,985,000	5,828,690
Pharmaceuticals Total			9,474,149
CONSUMER NON-CYCLICAL TOTAL			82,714,667
ENERGY – 3.8%
Coal – 0.1%
Arch Western Finance LLC
	6.750% 07/01/13	455,000	436,800
Peabody Energy Corp.
	7.375% 11/01/16	200,000	204,000
Coal Total			640,800
Energy-Alternate Sources – 0.0%
VeraSun Energy Corp.
	9.375% 06/01/17(a)	450,000	418,500
Energy-Alternate Sources Total			418,500
Oil & Gas – 2.6%
Anadarko Petroleum Corp.
	5.950% 09/15/16	5,730,000	5,594,904
	6.450% 09/15/36	4,230,000	4,068,528
Canadian Natural Resources Ltd.
	6.250% 03/15/38	4,785,000	4,527,490
Chesapeake Energy Corp.
	6.375% 06/15/15	200,000	190,750
	7.500% 06/15/14	435,000	440,437
Cimarex Energy Co.
	7.125% 05/01/17	365,000	355,875
Energy XXI Gulf Coast, Inc.
	10.000% 06/15/13(a)(b)	440,000	427,900
Gazprom International SA
	7.201% 02/01/20(a)	5,722,527	5,908,509
	7.201% 02/01/20	309,970	320,044
Hess Corp.
	7.300% 08/15/31	3,180,000	3,410,292

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Nexen, Inc.
	5.875% 03/10/35	2,210,000	1,983,314
OPTI Canada, Inc.
	8.250% 12/15/14(a)	360,000	365,400
Pemex Project Funding Master Trust
	7.875% 02/01/09	6,000,000	6,189,000
PetroHawk Energy Corp.
	9.125% 07/15/13	565,000	597,487
Petroplus Finance Ltd.
	6.750% 05/01/14(a)	85,000	81,813
	7.000% 05/01/17(a)	85,000	81,813
Pride International, Inc.
	7.375% 07/15/14	340,000	340,850
Qatar Petroleum
	5.579% 05/30/11(a)	2,182,250	2,181,691
Quicksilver Resources, Inc.
	7.125% 04/01/16	390,000	376,350
Ras Laffan Liquefied Natural Gas Co., Ltd.
	3.437% 09/15/09(a)	4,320,000	4,214,765
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16(a)	2,230,000	2,192,335
Talisman Energy, Inc.
	5.850% 02/01/37	5,895,000	5,203,351
Tesoro Corp.
	6.625% 11/01/15	365,000	361,350
United Refining Co.
	10.500% 08/15/12(a)	270,000	279,450
Valero Energy Corp.
	6.625% 06/15/37	3,870,000	3,852,171
	6.875% 04/15/12	5,425,000	5,681,223
Oil & Gas Total			59,227,092
Oil & Gas Services – 0.0%
Seitel, Inc.
	9.750% 02/15/14(a)	275,000	272,250
Oil & Gas Services Total			272,250
Pipelines – 1.1%
Atlas Pipeline Partners LP
	8.125% 12/15/15	370,000	369,075
El Paso Corp.
	6.875% 06/15/14(f)	510,000	507,449

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
Energy Transfer Partners LP
	6.125% 02/15/17	6,330,000	6,250,514
Kinder Morgan Energy Partners LP
	6.950% 01/15/38	3,945,000	3,984,592
MarkWest Energy Partners LP
	8.500% 07/15/16	705,000	717,337
Plains All American Pipeline LP
	6.650% 01/15/37(a)	4,440,000	4,377,654
TransCanada Pipelines Ltd.
	6.350% 05/15/67	8,510,000	8,181,157
Williams Companies, Inc.
	7.750% 06/15/31	105,000	111,169
	8.125% 03/15/12	1,005,000	1,066,556
Pipelines Total			25,565,503
ENERGY TOTAL			86,124,145
FINANCIALS – 16.6%
Banks – 5.0%
Barclays Bank PLC
	7.375% 06/15/49(a)	7,500,000	8,004,923
Chinatrust Commercial Bank
	5.625% 12/29/49(a)	2,350,000	2,235,957
HSBC Bank USA
	3.875% 09/15/09	12,810,000	12,412,211
HSBC Capital Funding LP
	9.547% 12/31/49(a)	10,500,000	11,594,688
Lloyds TSB Group PLC
	6.267% 12/31/49(a)	5,270,000	4,999,554
M&I Marshall & Ilsley Bank
	5.300% 09/08/11	8,380,000	8,299,795
PNC Funding Corp.
	5.125% 12/14/10	3,315,000	3,281,784
	5.625% 02/01/17	3,695,000	3,619,744
Regions Financing Trust II
	6.625% 05/15/47	2,480,000	2,372,286
Union Planters Corp.
	4.375% 12/01/10	7,720,000	7,480,441
USB Capital IX
	6.189% 04/15/42	15,410,000	15,523,787

		Par ($)		Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
Wachovia Bank NA
	5.850% 02/01/37	3,550,000		3,359,411
Wachovia Capital Trust III
	5.800% 03/15/42	13,810,000		13,749,816
Wachovia Corp.
	4.375% 06/01/10(b)	6,320,000		6,146,503
	5.625% 12/15/08	3,555,000		3,571,424
Wells Fargo & Co.
	5.300% 08/26/11(b)	8,665,000		8,602,196
Banks Total				115,254,520
Diversified Financial Services – 6.7%
Air 2 US
	8.027% 10/01/19(a)	2,958,518		3,062,066
AmeriCredit Corp.
	8.500% 07/01/15(a)	230,000		231,725
Capital One Capital IV
	6.745% 02/17/37	4,170,000		3,836,829
CIT Group, Inc.
	5.590% 09/20/07(b)(e)	5,000,000		5,000,940
	5.850% 09/15/16(b)	6,035,000		5,816,334
Citicorp Lease Pass-Through Trust
	8.040% 12/15/19(a)	12,075,000		13,772,455
Citigroup, Inc.
	4.625% 08/03/10	3,150,000		3,083,403
	5.100% 09/29/11	4,035,000		3,972,869
Countrywide Financial Corp.
	5.800% 06/07/12	3,645,000		3,619,325
Countrywide Home Loan, Inc.
	5.610% 11/16/07(e)	5,000,000		5,002,975
Ford Motor Credit Co.
	5.700% 01/15/10 (f)	2,000,000		1,910,700
	5.800% 01/12/09	4,650,000		4,551,662
	7.800% 06/01/12	890,000		868,219
	8.000% 12/15/16	390,000		373,561
Ford Motor Credit Co. LLC
	9.750% 09/15/10	3,962,000		4,137,061
Fund American Companies, Inc.
	5.875% 05/15/13	4,535,000		4,459,515
General Electric Capital Corp.
	0.685% 01/15/10(e)	JPY	1,200,000,000	9,745,939

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
General Motors Acceptance Corp.
	6.875% 09/15/11	1,250,000	1,229,567
	8.000% 11/01/31	1,220,000	1,247,549
Goldman Sachs Group, Inc.
	5.300% 02/14/12	19,700,000	19,387,932
International Lease Finance Corp.
	4.875% 09/01/10	4,390,000	4,303,741
	6.375% 03/15/09	4,600,000	4,673,867
JP Morgan Chase Capital XVII
	5.850% 08/01/35	6,550,000	5,954,160
LaBranche & Co., Inc.
	11.000% 05/15/12	575,000	609,500
Merrill Lynch & Co., Inc.
	5.700% 05/02/17	14,310,000	13,779,385
Morgan Stanley
	5.750% 10/18/16	9,325,000	9,109,695
PF Export Receivables Master Trust
	3.748% 06/01/13(a)	2,306,850	2,146,547
Residential Capital Corp.
	6.375% 06/30/10	5,410,000	5,340,168
	6.500% 06/01/12	3,775,000	3,683,619
	6.500% 04/17/13	1,920,000	1,855,832
SLM Corp.
	5.000% 10/01/13 (f)	750,000	639,910
	5.375% 05/15/14	5,040,000	4,318,932
ZFS Finance USA Trust I
	6.500% 05/09/37(a)	2,300,000	2,224,433
Diversified Financial Services Total			153,950,415
Insurance – 2.2%
Berkshire Hathaway Finance Corp.
	4.850% 01/15/15(b)	5,000,000	4,750,080
Crum & Forster Holdings Corp.
	7.750% 05/01/17(a)	610,000	596,275
Hartford Financial Services Group, Inc.
	4.700% 09/01/07	4,000,000	3,994,936
Hartford Life Global Funding Trusts
	5.530% 09/15/09(e)	5,825,000	5,844,700
HUB International Holdings, Inc.
	10.250% 06/15/15(a)	250,000	240,625

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Insurance – (continued)
ING Groep NV
	5.775% 12/29/49(b)	6,395,000	6,172,115
Liberty Mutual Group, Inc.
	7.500% 08/15/36(a)	6,805,000	6,901,427
	7.800% 03/15/37(a)	2,305,000	2,170,229
Metlife, Inc.
	6.400% 12/15/36	8,665,000	8,026,840
Prudential Financial, Inc.
	4.750% 06/13/15(b)	3,210,000	2,983,073
Prudential Insurance Co. of America
	7.650% 07/01/07(a)	7,105,000	7,105,000
USI Holdings Corp.
	9.750% 05/15/15(a)	280,000	278,600
Insurance Total			49,063,900
Real Estate – 0.3%
ERP Operating LP
	5.750% 06/15/17	7,260,000	7,117,399
Realogy Corp.
	10.500% 04/15/14(a)	295,000	280,987
	12.375% 04/15/15(a)(b)	295,000	269,188
Real Estate Total			7,667,574
Real Estate Investment Trusts (REITs) – 1.5%
Archstone-Smith Trust
	5.750% 03/15/16	6,150,000	6,118,174
Health Care Property Investors, Inc.
	5.625% 05/01/17	3,765,000	3,553,320
	6.300% 09/15/16	4,000,000	3,997,156
	7.072% 06/08/15	2,530,000	2,629,611
Highwoods Properties, Inc.
	5.850% 03/15/17(a)	2,005,000	1,939,306
Hospitality Properties Trust
	5.625% 03/15/17	5,740,000	5,477,539
iStar Financial, Inc.
	5.125% 04/01/11	2,400,000	2,349,130
	8.750% 08/15/08	3,000,000	3,093,051
Liberty Property LP
	5.500% 12/15/16	5,075,000	4,876,943
Rouse Co. LP/TRC Co-Issuer, Inc.,
	6.750% 05/01/13(a)	450,000	449,600
Real Estate Investment Trusts (REITs) Total			34,483,830

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Savings & Loans – 0.9%
Washington Mutual Preferred Funding Delaware
	6.534% 03/29/49(a)	16,700,000	16,117,504
Washington Mutual, Inc.
	5.250% 09/15/17(b)	4,090,000	3,796,297
Savings & Loans Total			19,913,801
FINANCIALS TOTAL			380,334,040
INDUSTRIALS – 2.1%
Aerospace & Defense – 0.2%
DRS Technologies, Inc.
	6.625% 02/01/16	360,000	347,400
	6.875% 11/01/13	90,000	87,300
L-3 Communications Corp.
	6.375% 10/15/15	285,000	269,325
Raytheon Co.
	7.200% 08/15/27(b)	1,730,000	1,941,318
Sequa Corp.
	9.000% 08/01/09	265,000	273,613
Systems 2001 Asset Trust
	6.664% 09/15/13(a)	1,848,072	1,915,730
Aerospace & Defense Total			4,834,686
Building Materials – 0.0%
NTK Holdings, Inc.
	03/01/14
	(10.750% 09/01/09)	425,000	308,125
Building Materials Total			308,125
Electrical Components & Equipment – 0.1%
Belden CDT, Inc.
	7.000% 03/15/17(a)	530,000	522,050
General Cable Corp.
	7.125% 04/01/17(a)	220,000	217,800
	7.725% 04/01/15(a)(d)	220,000	220,000
Electrical Components & Equipment Total			959,850
Electronics – 0.0%
Flextronics International Ltd.
	6.250% 11/15/14	540,000	491,400
Electronics Total			491,400

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Engineering & Construction – 0.0%
Esco Corp.
	8.625% 12/15/13(a)	235,000	246,750
Engineering & Construction Total			246,750
Environmental Control – 0.1%
Aleris International, Inc.
	10.000% 12/15/16(a)	315,000	312,638
	PIK,
	9.000% 12/15/14(a)	315,000	317,756
Allied Waste North America, Inc.
	7.125% 05/15/16	2,250,000	2,199,375
Environmental Control Total			2,829,769
Hand / Machine Tools – 0.0%
Baldor Electric Co.
	8.625% 02/15/17	315,000	333,112
Hand / Machine Tools Total			333,112
Machinery-Construction & Mining – 0.0%
Terex Corp.
	7.375% 01/15/14	130,000	130,000
Machinery-Construction & Mining Total			130,000
Machinery-Diversified – 0.0%
Columbus McKinnon Corp.
	8.875% 11/01/13	370,000	391,275
Machinery-Diversified Total			391,275
Miscellaneous Manufacturing – 0.2%
American Railcar Industries, Inc.
	7.500% 03/01/14	350,000	348,250
Bombardier, Inc.
	6.300% 05/01/14(a)	650,000	617,500
Koppers Holdings, Inc.
	(d) 11/15/14
	(9.875% 11/15/09)	340,000	290,700
Nutro Products, Inc.
	10.750% 04/15/14(a)	445,000	517,109
Trinity Industries, Inc.
	6.500% 03/15/14	1,550,000	1,515,125
Miscellaneous Manufacturing Total			3,288,684
Packaging & Containers – 0.1%
Berry Plastics Holding Corp.
	10.250% 03/01/16(b)	470,000	470,000
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	405,000	407,025

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – (continued)
Jefferson Smurfit Corp.
	8.250% 10/01/12	475,000	471,437
Owens-Brockway Glass Container, Inc.
	6.750% 12/01/14	1,010,000	984,750
Owens-Illinois, Inc.
	7.500% 05/15/10	390,000	393,413
Solo Cup Co.
	8.500% 02/15/14	270,000	236,250
Packaging & Containers Total			2,962,875
Transportation – 1.4%
BNSF Funding Trust I
	6.613% 12/15/55	4,401,000	4,020,076
Burlington Northern Santa Fe Corp.
	6.125% 03/15/09	4,275,000	4,320,187
	6.200% 08/15/36	2,940,000	2,832,557
	7.950% 08/15/30	2,375,000	2,771,064
Navios Maritime Holdings, Inc.
	9.500% 12/15/14(a)	395,000	418,700
Norfolk Southern Corp.
	6.200% 04/15/09	10,000,000	10,112,240
PHI, Inc.
	7.125% 04/15/13	420,000	401,100
QDI LLC
	9.000% 11/15/10	315,000	305,550
Ship Finance International Ltd.
	8.500% 12/15/13	370,000	381,100
Stena AB
	7.500% 11/01/13	855,000	863,550
TFM SA de CV
	9.375% 05/01/12	475,000	508,250
Union Pacific Corp.
	6.650% 01/15/11	4,595,000	4,739,729
Transportation Total			31,674,103
INDUSTRIALS TOTAL			48,450,629

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – 0.1%
Computers – 0.0%
Sungard Data Systems, Inc.
	9.125% 08/15/13	380,000	389,025
Computers Total			389,025
Semiconductors – 0.1%
Advanced Micro Devices, Inc.
	7.750% 11/01/12	325,000	306,312
Freescale Semiconductor, Inc.
	10.125% 12/15/16(a)(b)	985,000	925,900
	PIK,
	9.125% 12/15/14(a)	635,000	596,900
NXP BV/NXP Funding LLC
	7.875% 10/15/14	515,000	507,275
Semiconductors Total			2,336,387
Software – 0.0%
Open Solutions, Inc.
	9.750% 02/01/15(a)	560,000	565,600
Software Total			565,600
TECHNOLOGY TOTAL			3,291,012
UTILITIES – 4.7%
Electric – 4.2%
AES Corp.
	7.750% 03/01/14	220,000	220,550
American Electric Power Co., Inc.
	5.250% 06/01/15(b)	7,973,000	7,646,410
Calpine Generating Co. LLC
	14.320% 04/01/11 (g)	305,000	120,475
CMS Energy Corp.
	6.875% 12/15/15	610,000	617,981
Commonwealth Edison Co.
	5.900% 03/15/36(b)	4,565,000	4,219,772
	5.950% 08/15/16	8,895,000	8,708,027
	6.950% 07/15/18	3,320,000	3,285,990
Dominion Resources, Inc.
	5.660% 09/28/07(d)	4,225,000	4,225,972
Duke Energy Carolinas LLC
	4.200% 10/01/08	8,350,000	8,220,124
Dynegy Holdings, Inc.
	7.125% 05/15/18	615,000	547,350
Edison Mission Energy
	7.000% 05/15/17(a)	525,000	494,812

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
FPL Energy American Wind LLC
	6.639% 06/20/23(a)	3,529,586	3,586,095
FPL Energy National Wind LLC
	5.608% 03/10/24(a)	715,272	693,735
Hydro Quebec
	8.500% 12/01/29	5,200,000	6,977,651
Kiowa Power Partners LLC
	5.737% 03/30/21(a)	3,550,000	3,408,284
MidAmerican Energy Holdings Co.
	3.500% 05/15/08	5,310,000	5,219,868
	5.875% 10/01/12	5,500,000	5,547,448
Mirant Mid Atlantic LLC
	8.625% 06/30/12	613,546	644,224
NRG Energy, Inc.
	7.375% 02/01/16	120,000	120,300
	7.375% 01/15/17	605,000	607,269
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25(a)	415,000	419,150
Oglethorpe Power Corp.
	6.974% 06/30/11	1,298,000	1,324,233
Pacific Gas & Electric Co.
	6.050% 03/01/34	4,625,000	4,480,187
Pepco Holdings, Inc.
	5.985% 06/01/10(d)	5,000,000	5,003,070
Progress Energy, Inc.
	7.100% 03/01/11	5,196,000	5,444,665
	7.750% 03/01/31	4,840,000	5,595,616
Reliant Energy, Inc.
	7.875% 06/15/17(b)	265,000	257,712
Southern California Edison Co.
	5.000% 01/15/16(b)	4,500,000	4,250,272
Southern Power Co.
	6.375% 11/15/36	1,385,000	1,316,667
Tenaska Alabama II Partners LP
	6.125% 03/30/23(a)	3,138,355	3,112,840
Electric Total			96,316,749
Gas – 0.5%
Atmos Energy Corp.
	6.350% 06/15/17	4,065,000	4,099,065

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Gas – (continued)
Nakilat, Inc.
	6.067% 12/31/33(a)	3,300,000	3,092,298
Southern California Gas Co.
	5.530% 12/01/09(d)	3,390,000	3,396,461
Gas Total			10,587,824
UTILITIES TOTAL			106,904,573
	Total Corporate Fixed-Income Bonds & Notes (cost of $932,842,197)		917,912,579
Government & Agency Obligations – 23.0%
FOREIGN GOVERNMENT OBLIGATIONS – 2.9%
European Investment Bank
	5.125% 05/30/17(b)	10,060,000	9,853,176
Export-Import Bank of Korea
	4.625% 03/16/10(b)	4,700,000	4,599,002
Province of Manitoba
	5.000% 02/15/12	150,000	148,413
Province of New Brunswick
	5.200% 02/21/17	5,230,000	5,126,953
Province of Nova Scotia
	5.125% 01/26/17	9,270,000	9,037,416
Province of Ontario
	4.950% 06/01/12	11,765,000	11,598,537
	5.000% 10/18/11(b)	750,000	742,544
Province of Quebec
	5.000% 07/17/09(b)	5,500,000	5,480,492
	5.000% 03/01/16	11,705,000	11,293,651
State of Qatar
	9.750% 06/15/30(a)	3,350,000	4,807,250
Swedish Export Credit
	5.125% 03/01/17	4,185,000	4,075,964
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			66,763,398
U.S. GOVERNMENT AGENCIES – 5.7%
Federal Home Loan Bank
	5.300% 01/16/09	10,000,000	10,000,060
Federal Home Loan Bank System
	4.850% 02/15/08	8,030,000	8,003,646
Federal Home Loan Mortgage Corp.
	5.000% 12/14/18(b)	8,500,000	7,987,603

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT AGENCIES – (continued)
	5.250% 07/18/11(b)	3,000,000	2,999,748
	5.250% 12/05/11	66,810,000	66,493,989
	5.500% 03/05/09	10,000,000	9,996,120
	5.750% 06/27/16	5,250,000	5,286,592
Federal National Mortgage Association
	5.450% 03/27/09	18,500,000	18,489,029
U.S. GOVERNMENT AGENCIES TOTAL			129,256,787
U.S. GOVERNMENT OBLIGATIONS – 14.4%
U.S. Treasury Bonds
	4.500% 05/15/17(b)	145,785,000	139,771,369
	4.500% 02/15/36(b)	47,500,000	43,009,777
U.S. Treasury Notes
	4.375% 12/15/10(b)(h)	75,240,000	74,011,481
	4.500% 04/30/09(b)	17,985,000	17,862,756
	4.500% 11/15/10(b)	2,365,000	2,336,547
	4.625% 02/29/12(b)	54,120,000	53,426,615
U.S. GOVERNMENT OBLIGATIONS TOTAL			330,418,545
	Total Government & Agency Obligations (cost of $528,807,190)		526,438,730
Mortgage-Backed Securities – 13.5%
Federal Home Loan Mortgage Corp.
	4.500% 04/01/34	3,934,127	3,584,162
	4.500% 05/01/34	5,980,205	5,448,228
	5.500% 07/01/21	44,504,825	43,844,548
	12.000% 07/01/20	136,020	147,609
	TBA,
	5.500% 07/01/37	20,000,000	19,287,500
Federal National Mortgage Association
	5.500% 12/01/17	3,809,918	3,767,456
	6.000% 04/01/09	383,109	384,995
	6.000% 01/01/14	333,143	336,147
	6.000% 01/01/24	146,021	145,184
	6.000% 03/01/24	143,968	143,293
	6.000% 09/01/36	16,356,101	16,190,211
	6.000% 02/01/37	28,351,769	28,064,215
	6.500% 10/01/28	768,965	784,831
	6.500% 12/01/31	907,444	925,089
	6.500% 11/01/36	21,674,144	21,884,943

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	TBA,
	5.000% 07/01/22(c)	8,920,000	8,618,950
	5.000% 07/01/37(c)	17,649,000	16,534,907
	5.500% 07/01/37(c)	143,587,000	138,471,713
Government National Mortgage Association
	5.750% 07/20/25(d)	78,121	78,863
	8.000% 01/15/08	4,797	4,862
	8.000% 02/15/08	369	374
	8.000% 04/15/08	1,294	1,311
	8.000% 05/15/08	2,251	2,282
	8.000% 06/15/08	23,709	24,034
	8.000% 07/15/08	2,783	2,821
	9.000% 06/15/16	2,720	2,911
	9.000% 08/15/16	2,928	3,133
	9.000% 10/15/16	6,062	6,487
	Total Mortgage-Backed Securities (cost of $311,369,554)		308,691,059
Asset-Backed Securities – 9.8%
ACE Securities Corp.
	5.450% 05/25/36(d)	5,168,000	5,167,980
Bay View Auto Trust
	5.310% 06/25/14	3,500,000	3,474,362
Capital Auto Receivables Asset Trust
	5.310% 06/15/12	9,000,000	8,875,863
	5.500% 04/20/10(a)	4,400,000	4,390,690
Carmax Auto Owner Trust
	4.730% 09/17/12	2,900,000	2,857,773
Cigna CBO Ltd.
	6.460% 11/15/08(a)	1,533,339	1,533,339
Citicorp Residential Mortgage Securities, Inc.
	5.892% 03/25/37	11,000,000	10,732,779
	6.080% 06/25/37	11,000,000	10,999,890
Citigroup Mortgage Loan Trust, Inc.
	5.517% 08/25/35	3,775,000	3,690,048
	5.598% 03/25/36	2,850,000	2,828,419
	5.666% 08/25/35	2,330,000	2,266,236
Countrywide Asset-Backed Certificates
	5.430% 06/25/21(d)	3,857,070	3,857,060
	5.813% 05/25/37	8,500,000	8,392,910
Credit-Based Asset Servicing and Securitization
	5.545% 11/25/35	2,950,000	2,846,634

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Diversified REIT Trust
	6.780% 03/18/11(a)	5,000,000	5,059,897
Ford Credit Auto Owner Trust
	5.680% 06/15/12	5,422,000	5,408,923
Fremont Home Loan Trust
	5.430% 02/25/36(d)	11,768,000	11,762,070
GE Equipment Small Ticket LLC
	4.620% 12/22/14(a)	2,787,770	2,758,720
	5.120% 06/22/15(a)	5,927,070	5,928,041
Green Tree Financial Corp.
	6.870% 01/15/29	1,756,987	1,792,222
Harley-Davidson Motorcycle Trust
	5.540% 04/15/15	4,600,000	4,579,123
J P Morgan Mtg Acquisition 2007 Ch5 Ctf Cl A 3
	5.430% 10/01/32	10,200,000	10,200,000
JPMorgan Auto Receivables Trust
	5.610% 12/15/14(a)	7,069,867	7,098,708
JPMorgan Mortgage Acquisition Corp.
	5.440% 04/25/36(d)	9,500,000	9,501,042
	5.627% 10/25/35	5,000,000	4,981,512
Long Beach Mortgage Loan Trust
	5.420% 05/25/36(d)	5,100,000	5,099,425
Merrill Lynch Mortgage Investors, Inc.
	5.470% 05/25/37(d)	3,106,390	3,105,067
Nomura Home Equity Loan, Inc.
	5.440% 03/25/36(d)	3,000,000	2,998,268
Origen Manufactured Housing
	3.790% 12/15/17	1,906,839	1,872,400
Pinnacle Capital Asset Trust
	5.770% 05/25/10(a)	5,200,000	5,189,167
Popular ABS Mortgage Pass-Through Trust
	5.410% 06/25/47(d)	19,775,219	19,763,720
Renaissance Home Equity Loan Trust
	5.355% 11/25/35	4,750,000	4,578,836
	5.390% 01/25/37(d)	6,811,805	6,811,287
	5.565% 02/25/36	6,000,000	5,975,633
Residential Asset Securities Corp.
	5.430% 06/25/36(d)	5,000,000	4,999,522
Residential Funding Mortgage Securities II, Inc.
	5.110% 09/25/35	5,000,000	4,616,727

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Small Business Administration
	5.570% 03/01/26	3,887,879	3,866,153
Small Business Administration Participation Certificates
	4.570% 06/01/25	3,917,943	3,656,869
Wachovia Auto Loan Owner Trust
	5.650% 02/20/13	8,000,000	7,942,880
WFS Financial Owner Trust
	4.760% 05/17/13	4,000,000	3,936,052
	Total Asset-Backed Securities (cost of $227,216,572)		225,396,247
Collateralized Mortgage Obligations –7.0%
AGENCY –3.0%
Federal Home Loan Mortgage Corp.
	4.000% 03/15/19	7,075,000	6,264,678
	4.750% 07/15/24	15,000,000	14,872,101
	5.000% 03/15/28	15,000,000	14,723,385
Federal National Mortgage Association
	5.000% 07/25/15	13,500,000	13,356,696
	5.000% 12/25/15	15,000,000	14,845,514
	9.250% 03/25/18	111,329	118,379
Government National Mortgage Association
	4.954% 05/16/31	4,300,000	4,037,963
Small Business Administration Participation Certificates
	5.390% 12/01/25	993,587	976,580
AGENCY TOTAL			69,195,296
NON - AGENCY –4.0%
American Home Mortgage Investment Trust
	5.430% 06/25/36(d)	6,556,541	6,558,367
American Mortgage Trust
	8.445% 09/27/22	14,257	8,601
Citigroup Mortgage Loan Trust, Inc.
	5.836% 11/25/36	17,698,716	17,701,186
Countrywide Alternative Loan Trust
	5.000% 03/25/20	13,013,070	12,780,763
	5.000% 07/25/35	3,434,701	3,361,609
	5.250% 03/25/35	3,746,232	3,669,865
	5.500% 09/25/35	6,492,294	6,106,348
GMAC Mortgage Corp. Loan Trust
	5.650% 04/19/36	3,735,515	3,689,906

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
NON - AGENCY – (continued)
GSMPS Mortgage Loan Trust
	7.750% 09/19/27(a)	882,221	918,988
JPMorgan Mortgage Trust
	4.989% 10/25/35	5,423,000	5,311,516
Nomura Asset Acceptance Corp.
	5.420% 08/25/36(d)	10,325,572	10,327,921
	5.515% 01/25/36	8,060,000	8,005,747
	6.138% 03/25/47	9,500,000	9,499,334
Residential Accredit Loans, Inc.
	5.500% 02/25/35	4,290,081	4,188,484
NON - AGENCY TOTAL			92,128,635
	Total Collateralized Mortgage Obligations (cost of $165,195,388)		161,323,931

		Shares	Value ($)
Commercial Mortgage-Backed Securities – 6.2%
CS First Boston Mortgage Securities Corp.
	5.416% 02/15/40	15,000,000	14,466,535
First Union National Bank Commercial Mortgage Trust
	5.585% 02/12/34	3,186,372	3,189,824
	6.141% 02/12/34	8,000,000	8,166,043
GS Mortgage Securities Corp. II
	5.993% 08/10/45	25,500,000	25,500,000
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.747% 02/12/49	24,390,000	24,102,198
	5.565% 04/15/43	9,411,000	9,164,589
	6.066% 04/15/45	6,280,000	6,293,623
	5.466% 06/12/47	16,000,000	15,428,792
LB-UBS Commercial Mortgage Trust
	6.510% 12/15/26	5,000,000	5,143,245
Merrill Lynch / Countrywide Commercial Mortgage Trust
	5.750% 06/12/50	9,700,000	9,604,648

	5.456% 07/12/46	9,652,000	9,322,876
Structured Asset Securities Corp., I.O.
	2.155% 02/25/28	4,417,065	121,400

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities – (continued)
Wachovia Bank Commercial Mortgage Trust
	3.989% 06/15/35	11,930,000	10,943,475
	Total Commercial Mortgage-Backed Securities (cost of $144,960,361)		141,447,248
Commercial Paper – 4.0%
Carrera Capital Finance LLC
	5.250% 08/02/07	15,600,000	15,527,200
FCAR Owner Trust I
	3.50% 08/21/07	6,900,000	6,848,388
FCAR Owner Trust II
	5.300% 08/22/07	5,000,000	4,962,083
Klio Funding Corp.
	5.290% 07/24/07	15,000,000	14,949,687
Millstone Funding Corp.
	5.250% 08/22/07	10,000,000	9,924,167
Northern Rock PLC
	5.310% 07/11/07	15,000,000	14,978,167
Solitaire Funding LLC
	5.350% 08/23/07	10,000,000	9,922,856
Victory Receivables Corp.
	5.308% 07/10/07	15,000,000	14,980,350
	Total Commercial Paper (cost of $92,092,898)		92,092,898
Municipal Bonds – 0.0%
VIRGINIA – 0.0%
VA Tobacco Settlement Financing Corp.
	Series 2007 A1,
	6.706% 06/01/46	550,000	527,753
VIRGINIA TOTAL			527,753
	Total Municipal Bonds (cost of $549,945)		527,753

		Shares
Common Stocks – 0.0%
INDUSTRIALS – 0.0%
Airlines – 0.0%
	UAL Corp.	1,493	60,601
Airlines Total			60,601
INDUSTRIALS TOTAL			60,601
	Total Common Stocks (cost of $53,240)		60,601

		Par ($)	Value ($)
Securities Lending Collateral – 16.7%
	State Street Navigator Securities Lending Prime Portfolio (i)	382,633,511	382,633,511
	Total Securities Lending Collateral (cost of $382,633,511)		382,633,511
Short-Term Obligation – 5.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due on 07/02/07, at 4.160%, collateralized by U.S. Treasury Obligations with various maturities to 07/15/14, market value $128,930,856 (repurchase proceeds $126,441,818)	126,398,000	126,398,000
	Total Short-Term Obligation (cost of $126,398,000)		126,398,000

Total Investments –109.0% (cost of $2,911,014,517)(j)(k)	2,882,922,557

Other Assets & Liabilities, Net – (9.0)%	(588,885,573)

Net Assets – 100.0%	2,294,036,984

Notes to Investment Portfolio

*

Security Valuation

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Credit default swaps are marked to market daily based upon quotations from market makers.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities, which are not illiquid, amounted to $202,026,457, which represents 8.8% of net assets.

(b)	All or a portion of this security was on loan at June 30, 2007. The total market value of securities on loan at June 30, 2007 is $376,904,340.
(c)	Security purchased on a delayed delivery basis.
(d)	Step bond. The coupon on this bond will change to the coupon shown in parentheses on the date indicated.
(e)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2007.
(f)	A portion of these securities are pledged as collateral for credit default swaps.
(g)	The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is not being accrued.
(h)	A portion of this security is pledged as collateral for open futures contracts. At June 30, 2007, the total market value of securities pledged amounted to $2,863,542.
(i)	Investment made with cash collateral received from securities lending activity.
(j)	Cost for federal income tax purposes is $2,912,118,856.
(k)	Unrealized appreciation and depreciation at June 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$10,023,077	$(39,219,376)	$(29,196,299)

At June 30, 2007, the Fund held the following open long futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
10-Year U.S. Treasury Notes	950	$100,417,969	$100,796,056	Sep-2007	$(378,087)
5-Year U.S. Treasury Notes	1750	$182,136,719	$182,989,484	Sep-2007	$(852,765)
					$(1,230,852)

At June 30, 2007, the Fund held the following open short futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
U.S. Treasury Bonds	1,385	$149,233,750	$150,224,718	Sep-2007	$990,968

At June 30, 2007, the Fund bought/sold the following credit default swap contracts:

						Net Unrealized
Swap	Referenced	Buy/Sale	Receive Pay	Expiration	Notional	Appreciation
Counterparty	Obligation	Protection	Fixed Rate	Date	Amount	(Depreciation)
Morgan Stanley	Ford Motor Co.,
	7.450% 07/16/31	Sale	3.000%	06/20/2009	750,000	3,244
Morgan Stanley	SLM Corp.
	5.125% 08/27/12	Sale	2.190%	06/20/2017	800,000	(76,022)
Merril Lynch	Toll Brothers Financial Corp.
	6.875% 11/15/12	Sale	1.070%	09/20/2012	3,750,000	(22,170)
Morgan Stanley	Kroger Co.
	5.500% 02/01/13	Buy	(0.440)%	09/20/2012	7,500,000	8,378
						(86,570)

At June 30, 2007, the Fund entered into the following forward currency exchange contracts:

Forward Curency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
EUR	$874,996	$860,805	07/18/07	$(14,191)

Acronym	Name

JPY	Japanese Yen
PIK	Payment-In-Kind
TBA	To Be Announced
VA	Veterans Administration

INVESTMENT PORTFOLIO
June 30, 2007 (Unaudited)	Columbia U.S. Treasury Index Fund

		Par ($)	Value ($)*
Government & Agency Obligations – 97.6%
U.S. Treasury Bonds-26.5%
	12.000% 08/15/13	2,375,000	2,555,538
	7.500% 11/15/16(a)	5,650,000	6,663,028
	8.750% 05/15/17(a)	1,330,000	1,704,062
	7.875% 02/15/21(a)	6,000,000	7,550,154
	8.125% 08/15/21(a)	950,000	1,224,387
	7.250% 08/15/22(a)	2,350,000	2,844,785
	6.875% 08/15/25(a)	2,600,000	3,097,453
	6.000% 02/15/26(a)	500,000	545,781
	6.125% 11/15/27(a)	4,350,000	4,848,210
	5.250% 02/15/29(a)	2,150,000	2,164,781
	5.375% 02/15/31(a)	500,000	513,438
	4.500% 02/15/36(a)	2,650,000	2,399,493
U.S. Treasury Bonds Total			36,111,110
U.S. Treasury Notes-71.1%
	4.125% 08/15/08(a)	2,900,000	2,872,586
	3.125% 10/15/08(a)	9,300,000	9,088,574
	4.625% 11/30/08(a)	2,950,000	2,938,017
	3.250% 01/15/09(a)	4,000,000	3,901,564
	2.625% 03/15/09	3,650,000	3,513,979
	4.500% 04/30/09(a)	3,000,000	2,979,609
	5.500% 05/15/09(a)	5,650,000	5,710,031
	3.500% 08/15/09(a)	200,000	194,344
	4.875% 08/15/09(a)	7,450,000	7,444,763
	4.000% 04/15/10(a)	3,800,000	3,712,421
	4.500% 05/15/10(a)	3,000,000	2,968,593
	5.750% 08/15/10(a)	9,750,000	9,989,177
	5.000% 08/15/11(a)	11,850,000	11,901,844
	4.500% 04/30/12(a)	3,250,000	3,189,569
	4.000% 11/15/12(a)	2,050,000	1,965,278
	3.875% 02/15/13(a)	6,750,000	6,410,920
	4.750% 05/15/14(a)	2,200,000	2,172,500
	4.250% 08/15/14(a)	4,600,000	4,400,185
	4.000% 02/15/15(a)	3,250,000	3,043,320
	4.125% 05/15/15(a)	400,000	376,969
	4.500% 02/15/16(a)	7,000,000	6,746,796
	4.500% 05/15/17(a)	1,500,000	1,438,125

1

	Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT OBLIGATIONS – (continued)
U.S. Treasury Notes Total		96,959,164

	Total Government & Agency Obligations (cost of $133,864,573)	133,070,274

		Shares
Securities Lending Collateral – 28.4%
	State Street Navigator Securities Lending Prime Portfolio (b)	38,743,931	38,743,931

	Total Securities Lending Collateral (cost of $38,743,931)		38,743,931

		Par ($)
Short-Term Obligation – 1.2%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due on 07/02/07, at 4.160%, collateralized by a U.S. Agency Obligation maturing 05/15/21, market value of $1,688,263 (repurchase proceeds $1,653,573)	1,653,000	1,653,000

	Total Short-Term Obligation (cost of $1,653,000)		1,653,000

	Total Investments – 127.2% (cost of $174,261,504)(c)(d)		173,467,205

	Other Assets & Liabilities, Net – (27.2)%		(37,126,105)

	Net Assets – 100.0%		136,341,100

2

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	All or a portion of this security was on loan at June 30, 2007. The total market value of securities on loan at June 30, 2007 is $38,193,406

(b)	Investment made with cash collateral received from securities lending activity.

(c)	Cost for federal income tax purposes is $175,370,417.

(d)	Unrealized appreciation and depreciation at June 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$722,928	$(2,626,140)	$(1,903,212)

3

INVESTMENT PORTFOLIO
June 30, 2007 (Unaudited)	Columbia World Equity Fund

		Shares	Value ($)*
Common Stocks – 99.0%
CONSUMER DISCRETIONARY – 10.9%
Auto Components – 1.6%
	Continental AG	3,600	507,816
	Denso Corp.	13,300	520,213
	Stanley Electric Co., Ltd.	24,000	520,890
Auto Components Total			1,548,919
Automobiles – 1.3%
	Peugeot SA	9,400	755,673
	Toyota Motor Corp.	8,200	517,040
Automobiles Total			1,272,713
Distributors – 0.4%
	Smiths News PLC	167,400	448,561
Distributors Total			448,561
Hotels, Restaurants & Leisure – 0.7%
	McDonald’s Corp.	13,000	659,880
Hotels, Restaurants & Leisure Total			659,880
Household Durables – 0.5%
	Matsushita Electric Industrial Co., Ltd.	24,000	475,765
Household Durables Total			475,765
Leisure Equipment & Products – 0.9%
	FUJIFILM Holdings Corp.	11,100	496,415
	Hasbro, Inc.	11,800	370,638
Leisure Equipment & Products Total			867,053
Media – 2.9%
	CBS Corp., Class B	15,750	524,790
	Regal Entertainment Group, Class A	20,000	438,600
	Time Warner, Inc.	34,500	725,880
	Viacom, Inc., Class B (a)	11,900	495,397
	Vivendi	17,500	752,472
Media Total			2,937,139
Multiline Retail – 2.1%
	Kohl’s Corp. (a)	10,000	710,300
	Macy’s, Inc.	18,000	716,040
	Nordstrom, Inc.	13,800	705,456
Multiline Retail Total			2,131,796

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – 0.5%
	Best Buy Co., Inc.	10,000	466,700
Specialty Retail Total			466,700
CONSUMER DISCRETIONARY TOTAL			10,808,526
CONSUMER STAPLES – 8.0%
Beverages – 1.8%
	Coca-Cola Co.	15,300	800,343
	Diageo PLC	24,794	515,034
	Heineken NV	8,000	469,895
Beverages Total			1,785,272
Food & Staples Retailing – 1.3%
	Massmart Holdings Ltd.	35,000	425,956
	Metro, Inc., Class A	18,600	651,633
	Wal-Mart Stores, Inc.	5,000	240,550
Food & Staples Retailing Total			1,318,139
Food Products – 2.7%
	General Mills, Inc.	10,000	584,200
	Nestle SA, Registered Shares	1,300	493,744
	Toyo Suisan Kaisha Ltd.	30,000	540,525
	Unilever PLC	32,500	1,048,830
Food Products Total			2,667,299
Household Products – 1.6%
	Colgate-Palmolive Co.	13,650	885,203
	Kimberly-Clark Corp.	10,900	729,101
Household Products Total			1,614,304
Personal Products – 0.6%
	Avon Products, Inc.	14,500	532,875
Personal Products Total			532,875
CONSUMER STAPLES TOTAL			7,917,889
ENERGY – 9.0%
Energy Equipment & Services – 1.9%
	ENSCO International, Inc.	6,200	378,262
	Halliburton Co.	13,116	452,502
	TGS Nopec Geophysical Co. ASA (a)	20,000	407,493
	Tidewater, Inc.	9,000	637,920
Energy Equipment & Services Total			1,876,177
Oil, Gas & Consumable Fuels – 7.1%
	BP PLC	40,018	482,108
	Chevron Corp.	13,000	1,095,120

2

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	ConocoPhillips	7,100	557,350
	ENI SpA	21,885	793,268
	Exxon Mobil Corp.	11,800	989,784
	Marathon Oil Corp.	5,200	311,792
	PetroChina Co., Ltd., Class H	400,000	591,795
	Total SA	21,172	1,718,669
	XTO Energy, Inc.	9,700	582,970
Oil, Gas & Consumable Fuels Total			7,122,856
ENERGY TOTAL			8,999,033
FINANCIALS – 24.5%
Capital Markets – 2.1%
	Daiwa Securities Group, Inc.	44,000	467,240
	Deutsche Bank AG, Registered Shares	5,500	800,403
	Goldman Sachs Group, Inc.	1,700	368,475
	State Street Corp.	7,000	478,800
Capital Markets Total			2,114,918
Commercial Banks – 13.1%
	Banco Bilbao Vizcaya Argentaria SA	28,700	701,408
	Banco Santander Central Hispano SA	65,544	1,205,842
	Bank of Ireland	24,000	486,333
	Barclays PLC	80,313	1,114,550
	BNP Paribas	9,000	1,072,200
	Danske Bank A/S	11,100	454,925
	Depfa Bank PLC	27,583	488,379
	HBOS PLC	45,011	885,345
	HSBC Holdings PLC	41,124	753,528
	PNC Financial Services Group, Inc.	7,000	501,060
	Royal Bank of Scotland Group PLC	87,402	1,105,353
	Societe Generale	3,812	704,411
	Sumitomo Mitsui Financial Group, Inc.	50	465,956
	U.S. Bancorp	28,600	942,370
	United Overseas Bank Ltd.	72,000	1,033,699
	Westpac Banking Corp.	50,648	1,101,231
Commercial Banks Total			13,016,590
Consumer Finance – 0.7%
	ORIX Corp.	2,700	709,194
Consumer Finance Total			709,194
Diversified Financial Services – 4.1%
	CIT Group, Inc.	12,600	690,858
	Citigroup, Inc.	16,000	820,640

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
	ING Groep NV	26,676	1,174,686
	JPMorgan Chase & Co.	28,600	1,385,670
Diversified Financial Services Total			4,071,854
Insurance – 4.0%
	ACE Ltd.	12,500	781,500
	Aviva PLC	32,000	475,215
	Axis Capital Holdings Ltd.	14,000	569,100
	Brit Insurance Holdings PLC	35,200	242,707
	Hartford Financial Services Group, Inc.	10,000	985,100
	Prudential Financial, Inc.	5,000	486,150
	Swiss Re, Registered Shares	5,400	492,184
Insurance Total			4,031,956
Real Estate Management & Development – 0.5%
	Swire Pacific Ltd., Class A	40,000	448,382
Real Estate Management & Development Total			448,382
FINANCIALS TOTAL			24,392,894
HEALTH CARE – 10.2%
Biotechnology – 0.3%
	Vertex Pharmaceuticals, Inc. (a)	10,500	299,880
Biotechnology Total			299,880
Health Care Equipment & Supplies – 1.1%
	Cytyc Corp. (a)	14,000	603,540
	Zimmer Holdings, Inc. (a)	5,900	500,851
Health Care Equipment & Supplies Total			1,104,391
Health Care Providers & Services – 2.8%
	CIGNA Corp.	10,200	532,644
	Coventry Health Care, Inc. (a)	8,500	490,025
	Laboratory Corp. of America Holdings (a)	5,000	391,300
	McKesson Corp.	12,000	715,680
	OPG Groep NV	16,800	611,763
Health Care Providers & Services Total			2,741,412
Life Sciences Tools & Services – 1.0%
	Covance, Inc. (a)	4,000	274,240
	Waters Corp. (a)	12,500	742,000
Life Sciences Tools & Services Total			1,016,240
Pharmaceuticals – 5.0%
	AstraZeneca PLC	6,377	341,753
	Biovail Corp.	23,400	594,828

4

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Eisai Co., Ltd.	9,400	410,473
	Johnson & Johnson	5,500	338,910
	Merck & Co., Inc.	14,700	732,060
	Novartis AG, Registered Shares	15,750	886,535
	Ono Pharmaceutical Co., Ltd.	8,800	465,885
	Pfizer, Inc.	19,300	493,501
	Takeda Pharmaceutical Co., Ltd.	11,200	722,819
Pharmaceuticals Total			4,986,764
HEALTH CARE TOTAL			10,148,687
INDUSTRIALS – 12.5%
Aerospace & Defense – 2.8%
	General Dynamics Corp.	12,200	954,284
	Rolls-Royce Group PLC (a)	50,300	540,983
	Saab AB, Class B	18,800	498,647
	United Technologies Corp.	11,200	794,416
Aerospace & Defense Total			2,788,330
Building Products – 0.5%
	Geberit AG, Registered Shares	3,000	511,866
Building Products Total			511,866
Commercial Services & Supplies – 2.8%
	Dun & Bradstreet Corp.	7,000	720,860
	Equifax, Inc.	18,000	799,560
	Randstad Holding NV	3,000	237,754
	Waste Management, Inc.	25,800	1,007,490
Commercial Services & Supplies Total			2,765,664
Construction & Engineering – 0.4%
	KBR, Inc. (a)	14,289	374,800
Construction & Engineering Total			374,800
Electrical Equipment – 0.7%
	Schneider Electric SA	5,400	756,176
Electrical Equipment Total			756,176
Machinery – 4.6%
	Bucher Industries AG, Registered Shares	3,500	561,515
	China High Speed Transmission Equipment Group Co. Ltd. (a)	2,000	2,140
	Eaton Corp.	9,600	892,800
	Glory Ltd.	25,700	561,477
	Heidelberger Druckmaschinen AG	17,100	826,892
	Mori Seiki Co., Ltd.	16,200	501,777
	Parker Hannifin Corp.	5,200	509,132

5

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
	SKF AB, Class B	22,000	461,442
	Volvo AB, Class B	12,000	238,280
Machinery Total			4,555,455
Trading Companies & Distributors – 0.7%
	Hitachi High-Technologies Corp.	13,000	337,597
	Itochu Corp.	30,000	346,208
Trading Companies & Distributors Total			683,805
INDUSTRIALS TOTAL			12,436,096
INFORMATION TECHNOLOGY – 10.3%
Communications Equipment – 1.0%
	Cisco Systems, Inc. (a)	36,700	1,022,095
Communications Equipment Total			1,022,095
Computers & Peripherals – 3.3%
	Apple, Inc. (a)	6,000	732,240
	Hewlett-Packard Co.	24,300	1,084,266
	International Business Machines Corp.	13,600	1,431,400
Computers & Peripherals Total			3,247,906
Electronic Equipment & Instruments – 0.4%
	Kyocera Corp.	3,500	373,207
Electronic Equipment & Instruments Total			373,207
Internet Software & Services – 0.4%
	Akamai Technologies, Inc. (a)	8,000	389,120
Internet Software & Services Total			389,120
IT Services – 1.7%
	Accenture Ltd., Class A	12,500	536,125
	CGI Group, Inc., Class A (a)	70,000	785,261
	Nomura Research Institute Ltd.	12,000	352,661
IT Services Total			1,674,047
Office Electronics – 0.8%
	Brother Industries Ltd.	55,400	814,098
Office Electronics Total			814,098
Semiconductors & Semiconductor Equipment – 1.1%
	Infineon Technologies AG (a)	14,000	232,893
	Intersil Corp., Class A	12,600	396,396
	MEMC Electronic Materials, Inc. (a)	8,000	488,960
Semiconductors & Semiconductor Equipment Total			1,118,249
Software – 1.6%
	Adobe Systems, Inc. (a)	12,000	481,800

6

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	Autodesk, Inc. (a)	11,500	541,420
	Microsoft Corp.	21,200	624,764
Software Total			1,647,984
INFORMATION TECHNOLOGY TOTAL			10,286,706
MATERIALS – 6.0%
Chemicals – 2.6%
	Air Products & Chemicals, Inc.	6,600	530,442
	BASF AG	7,019	921,629
	Dow Chemical Co.	12,700	561,594
	Linde AG	4,700	567,012
Chemicals Total			2,580,677
Construction Materials – 0.3%
	Ciments Francais SA	1,500	343,989
Construction Materials Total			343,989
Containers & Packaging – 0.3%
	Packaging Corp. of America	13,800	349,278
Containers & Packaging Total			349,278
Metals & Mining – 2.8%
	BHP Billiton PLC	21,800	604,591
	JFE Holdings, Inc.	10,000	619,818
	Nucor Corp.	7,800	457,470
	Salzgitter AG	2,506	482,378
	SSAB Svenskt Stal AB, Series A	14,200	581,981
Metals & Mining Total			2,746,238
MATERIALS TOTAL			6,020,182
TELECOMMUNICATION SERVICES – 3.6%
Diversified Telecommunication Services – 3.0%
	Belgacom SA	21,543	953,792
	Citizens Communications Co.	35,000	534,450
	France Telecom SA	19,901	546,514
	Nippon Telegraph & Telephone Corp.	107	474,146
	Telefonica O2 Czech Republic AS	15,000	421,778
Diversified Telecommunication Services Total			2,930,680
Wireless Telecommunication Services – 0.6%
	Rogers Communications, Inc., Class B	14,400	613,985
Wireless Telecommunication Services Total			613,985
TELECOMMUNICATION SERVICES TOTAL			3,544,665
UTILITIES – 4.0%
Electric Utilities – 3.1%
	British Energy Group PLC	52,000	562,935

7

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Electric Utilities – (continued)
	E.ON AG	7,553	1,269,126
	Edison International	9,500	533,140
	FirstEnergy Corp.	10,800	699,084
Electric Utilities Total			3,064,285
Multi-Utilities – 0.9%
	PG&E Corp.	20,900	946,770
Multi-Utilities Total			946,770
UTILITIES TOTAL			4,011,055

	Total Common Stocks (cost of $80,485,919)		98,565,733

		Par ($)
Short-Term Obligation – 1.0%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due 07/02/07 at 4.160%, collateralized by a U.S. Treasury Obligation maturing 05/15/21, market value of $979,450(repurchase proceeds $957,332)	957,000	957,000

	Total Short-Term Obligation (cost of $957,000)		957,000

	Total Investments – 100.0% (cost of $81,442,919)(b)(c)		99,522,733

	Other Assets & Liabilities, Net – 0.0%		38,316

	Net Assets – 100.0%		99,561,049

8

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $81,442,919.

(c)	Unrealized appreciation and depreciation at June 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$18,757,493	$(677,679)	$18,079,814

At June 30, 2007, the Fund had entered into the following foreign forward currency exchange contracts:

Forward Currency		Aggregate	Settlement	Unrealized
Contracts to Buy	Value	Face Value	Date	Appreciation
AUD	$1,819,474	$1,815,534	09/20/07	$3,940
CAD	1,158,671	1,150,778	09/20/07	7,893
GBP	1,773,054	1,760,044	09/20/07	13,010
				$24,843

Forward Currency		Aggregate	Settlement	Unrealized
Contracts to Sell	Value	Face Value	Date	Depreciation
CZK	$403,623	$401,072	09/20/07	$(2,551)
EUR	2,487,569	2,462,049	09/20/07	(25,520)
JPY	453,640	451,620	09/20/07	(2,020)
SGD	605,540	602,552	09/20/07	(2,988)
SEK	456,796	452,632	09/20/07	(4,164)
				$(37,243)

Acronym	Name

AUD	Australian Dollar

9

CAD	Canadian Dollar
CZK	Czech Koruna
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar

10

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 24, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	August 24, 2007